AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 24, 1999

                                                            FILE NO. 333-84797
                                                            FILE NO. 811-09525

-------------------------------------------------------------------------------


                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        (X)

         PRE-EFFECTIVE AMENDMENT NO. 1

                                   and

         REGISTRATION STATEMENT UNDER THE INVESTMENT ACT OF 1940        (X)

         AMENDMENT NO. 1                                                (X)

                            RYDEX DYNAMIC FUNDS
            (Exact Name of Registrant as Specified in Charter)

                  C/O 6116 EXECUTIVE BOULEVARD, SUITE 400
                         ROCKVILLE, MARYLAND 20852
            (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

     Registrant's Telephone Number, including Area Code (301) 468-8520

                           ALBERT P. VIRAGH, JR.
                                   RYDEX
                    6116 EXECUTIVE BOULEVARD, SUITE 400
                         ROCKVILLE, MARYLAND 20852
                  (Name and Address of Agent for Service)

                                Copies to:

W. JOHN McGUIRE, ESQUIRE                  JOHN H. GRADY, JR., ESQUIRE
Morgan, Lewis & Bockius LLP               Morgan, Lewis & Bockius LLP
1800 M STREET, N.W.                       1701 MARKET STREET
WASHINGTON, D.C.  20036                   PHILADELPHIA, PA 19103-2921

-------------------------------------------------------------------------------


            /X/Approximate date of Proposed Public Offering:
                    As soon as practicable after the
              effective date of this Registration Statement

-------------------------------------------------------------------------------

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission acting pursuant to said Section 8(a) may determine.

                                   PROSPECTUS

                               RYDEX DYNAMIC FUNDS

                                 Titan 500 Fund
                                Tempest 500 Fund
                                Velocity 100 Fund
                                Venture 100 Fund
                              Titan 500 Master Fund
                             Tempest 500 Master Fund
                            Velocity 100 Master Fund
                             Venture 100 Master Fund

         6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852
                           1-800-820-0888 301-468-8520


Rydex Dynamic Funds (the "Trust") is a no-load mutual fund complex with eight separate investment portfolios (the "Funds"), each of which is described in this Prospectus (the "Funds"). Shares of the Funds are sold principally to professional money managers and to investors who take part in certain strategic and tactical asset-allocation investment programs. Shares of the Funds are designed to be sold to investors through the Trust's Internet Web site -- www.rydexfunds.com.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE TRUST'S SHARES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   RISK/RETURN INFORMATION COMMON TO THE FUNDS


THE FUNDS' INVESTMENT OBJECTIVES


     Each Fund has a separate investment objective. THE INVESTMENT OBJECTIVE OF EACH FUND IS NON-FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

RISKS OF INVESTING IN THE FUNDS


      -  The value of the Funds may fluctuate in value from day to day.

      -  Fund shares may decline in value, and you may lose money.

                       FUND INFORMATION -- Titan 500 Fund

FUND OBJECTIVE



      Titan 500 Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.


      If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS


     Titan 500 Fund is subject to a number of risks that will affect the value of its shares, including:


     - Equity Risk -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - Leveraging Risk -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - Tracking Error Risk -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - Trading Halt Risk -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.

FUND PERFORMANCE AND FEE INFORMATION


TITAN 500 FUND PERFORMANCE
     Titan 500 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Titan 500 Fund.

SHAREHOLDER FEES
    Exchange Fees*                                                          None
    Redemption Fees*                                                        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
    Management Fees                                                        1.00%
    Distribution (12b-1) Fees                                               .25%
    Other Expenses**                                                        .85%
                                                                          ------
    Total Annual Fund Operating Expenses                                   2.10%

* THE FUND MAY IMPOSE A PROCESSING CHARGE OF $50 ON TRANSACTIONS MADE OTHER THAN BY INTERNET THROUGH THE TRUST'S WEB SITE - WWW.RYDEXFUNDS.COM. IN ADDITION, THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE

     This Example is intended to help you compare the cost of investing in Titan 500 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

         1 Year                          3 Years
         --------------------------------------------
         $  213                     $  658

                      FUND INFORMATION -- TEMPEST 500 FUND


FUND OBJECTIVE


     Tempest 500 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index.


     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the S&P 500 Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the S&P 500 Index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).


PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Short sales and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS


     Tempest 500 Fund is subject to a number of risks that will affect the value of its shares, including:


     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - Tracking Error Risk -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the S&P 500 Index to go down and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes up.


FUND PERFORMANCE AND FEE INFORMATION

TEMPEST 500 FUND PERFORMANCE
      Tempest 500 Fund Commenced Operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
      This table describes the fees and expenses that you may pay if you buy and hold shares of Tempest 500 Fund.



SHAREHOLDER FEES
    Exchange Fees*                                                          None
    Redemption Fees*                                                        None



ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
    Management Fees                                                        1.00%
    Distribution (12b-1) Fees                                               .25%
    Other Expenses**                                                        .85%
                                                                          ------
    Total Annual Fund Operating Expenses                                   2.10%


* THE FUND MAY IMPOSE A PROCESSING CHARGE OF $50 ON TRANSACTIONS MADE OTHER THAN BY INTERNET THROUGH THE TRUST'S WEB SITE - WWW.RYDEXFUNDS.COM. IN ADDITION, THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE


     This Example is intended to help you compare the cost of investing in Tempest 500 Fund with the cost of investing in other mutual funds.



     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:



         1 Year                     3 Years
         ----------------------------------
          $213                        $658

                      FUND INFORMATION -- VELOCITY 100 FUND


FUND OBJECTIVE


     Velocity 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index-TM-.


     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index-TM-. When the value of the NASDAQ 100
     Index-TM- declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index
     (e.g., if the NASDAQ 100 Index-TM- goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.

RISK CONSIDERATIONS


     Velocity 100 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the NASDAQ 100 Index-TM- to go up and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index-TM- goes down.

FUND PERFORMANCE AND FEE INFORMATION

VELOCITY 100 FUND PERFORMANCE
      Velocity  100  Fund  Commenced  Operations  on  ____________,   2000,  and
therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
      This table describes the fees and expenses that you may pay if you buy and hold shares of Velocity 100 Fund.

SHAREHOLDER FEES
    Exchange Fees*                                                         None
    Redemption Fees*                                                       None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
    Management Fees                                                        1.00%
    Distribution (12b-1) Fees                                               .25%
    Other Expenses**                                                        .85%
                                                                          ------
    Total Annual Fund Operating Expenses                                   2.10%

* THE FUND MAY IMPOSE A PROCESSING CHARGE OF $50 ON TRANSACTIONS MADE OTHER THAN BY INTERNET THROUGH THE TRUST'S WEB SITE - WWW.RYDEXFUNDS.COM. IN ADDITION, THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**    OTHER EXPENSES ARE ESTIMATED.


EXAMPLE


     This Example is intended to help you compare the cost of investing in Velocity 100 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 Year                     3 Years
         ----------------------------------
          $213                        $658

                      FUND INFORMATION -- VENTURE 100 FUND

FUND OBJECTIVE

     Venture 100 Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the NASDAQ 100 Index-TM-.


     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the NASDAQ 100 Index-TM- (e.g., if the NASDAQ 100 Index-TM- goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the NASDAQ 100 Index-TM- increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the NASDAQ 100 Index-TM- goes up by 5%, the value of the Fund's shares should go down by 10% on that day).


PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. Short sales and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark. The Fund also may enter into repurchase agreements.

RISK CONSIDERATIONS


     Venture 100 Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the NASDAQ 100 Index-TM- to go down and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index-TM- goes up.


FUND PERFORMANCE AND FEE INFORMATION

VENTURE 100 FUND PERFORMANCE
     Venture 100 Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

FEES AND EXPENSES OF THE FUND
      This table describes the fees and expenses that you may pay if you buy and hold shares of Venture 100 Fund.

SHAREHOLDER FEES
    Exchange Fees*                                                          None
    Redemption Fees*                                                        None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
    Management Fees                                                        1.00%
    Distribution (12b-1) Fees                                               .25%
    Other Expenses**                                                        .85%
                                                                          ------
    Total Annual Fund Operating Expenses                                   2.10%

* THE FUND MAY IMPOSE A PROCESSING CHARGE OF $50 ON TRANSACTIONS MADE OTHER THAN BY INTERNET THROUGH THE TRUST'S WEB SITE - WWW.RYDEXFUNDS.COM. IN ADDITION, THE FUND MAY IMPOSE A WIRE TRANSFER CHARGE OF $15 ON CERTAIN REDEMPTIONS UNDER $5,000.
**    OTHER EXPENSES ARE ESTIMATED.

EXAMPLE


     This Example is intended to help you compare the cost of investing in Venture 100 Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 Year                     3 Years
          $213                        $658

                    FUND INFORMATION -- Titan 500 Master Fund

FUND OBJECTIVE

     Titan 500 Master Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.


      If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the S&P 500 Index. When the value of the S&P 500 Index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).


PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.


RISK CONSIDERATIONS

     Titan 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the S&P 500 Index to go up and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes down.


FUND PERFORMANCE AND FEE INFORMATION

TITAN 500 Master FUND PERFORMANCE
      Titan 500 Master Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.


FEES AND EXPENSES OF THE FUND
      This table describes the fees and expenses that you may pay if you buy and hold shares of Titan 500 Master Fund.


SHAREHOLDER FEES
    Exchange Fees                                                           None
    Redemption Fees                                                         None


Annual Fund Operating Expenses (expenses that are deducted from net assets)
    Management Fees                                                        1.00%
    Distribution (12b-1) Fees                                               None
    Other Expenses*                                                         .10%
                                                                           ----
    Total Annual Fund Operating Expenses                                   1.10%

*     OTHER EXPENSES ARE ESTIMATED.



EXAMPLE

     This Example is intended to help you compare the cost of investing in Titan 500 Master Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher of lower, based on these assumptions your cost would be:

         1 Year                          3 Years
         --------------------------------------------
         $112                             $350

                   FUND INFORMATION -- TEMPEST 500 MASTER FUND

FUND OBJECTIVE



     Tempest 500 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index.


     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the S&P 500 Index (e.g., if the S&P 500 Index goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the S&P 500 Index increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the S&P 500 Index goes up by 5%, the value of the Fund's shares should go down by 10% on that day).


PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Short sales and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

     Tempest 500 Master Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the S&P 500 Index to go down and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the S&P 500 Index goes up.


FUND PERFORMANCE AND FEE INFORMATION

TEMPEST 500 MASTER FUND PERFORMANCE
     Tempest 500 Master Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.



FEES AND EXPENSES OF THE FUND
     This table describes the fees and expenses that you may pay if you buy and hold shares of Tempest 500 Master Fund.


SHAREHOLDER FEES
    Exchange Fees                                                           None
    Redemption Fees                                                         None


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
    Management Fees                                                        1.00%
    Distribution (12b-1) Fees                                               None
    Other Expenses*                                                         .10%
                                                                           ----
    Total Annual Fund Operating Expenses                                   1.10%

*     OTHER EXPENSES ARE ESTIMATED.


EXAMPLE

     This Example is intended to help you compare the cost of investing in Tempest 500 Master Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 Year                     3 Years
         ----------------------------------
          $112                        $350

                  FUND INFORMATION -- Velocity 100 Master Fund

FUND OBJECTIVE

     Velocity 100 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the NASDAQ 100 Index-TM-.


     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the NASDAQ 100 Index-TM-. When the value of the NASDAQ 100
     Index-TM- declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the Index
     (e.g., if the NASDAQ 100 Index-TM- goes down by 5%, the value of the Fund's shares should go down by 10% on that day).


PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. Futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark, or in the same proportion that those securities are represented in that benchmark. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The Fund also may purchase equity securities and enter into repurchase agreements.


RISK CONSIDERATIONS

     Velocity 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the NASDAQ 100 Index-TM- to go up and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index-TM- goes down.


FUND PERFORMANCE AND FEE INFORMATION

VELOCITY 100 MASTER FUND PERFORMANCE
     The Velocity 100 Master Fund commenced operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

SHAREHOLDER FEES
    Exchange Fees                                                           None
    Redemption Fees                                                         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
    Management Fees                                                        1.00%
    Distribution (12b-1) Fees                                               None
    Other Expenses*                                                         .10%
                                                                           ----
    Total Annual Fund Operating Expenses                                   1.10%

*     OTHER EXPENSES ARE ESTIMATED.


EXAMPLE

     This Example is intended to help you compare the cost of investing in Velocity 100 Master Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 Year                     3 Years
         ----------------------------------
          $112                        $350

                   FUND INFORMATION -- VENTURE 100 MASTER FUND


FUND OBJECTIVE

     Venture 100 Master Fund seeks to provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the NASDAQ 100 Index-TM-.


     If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any decrease in the NASDAQ 100 Index-TM- (e.g., if the NASDAQ 100 Index-TM- goes down by 5%, the value of the Fund's shares should go up by 10% on that day). When the value of the NASDAQ 100 Index-TM- increases, the value of the Fund's shares should decrease on a daily basis by 200% of the value of any increase in the Index (e.g., if the NASDAQ 100 Index-TM- goes up by 5%, the value of the Fund's shares should go down by 10% on that day).


PORTFOLIO INVESTMENT STRATEGY

     The Fund employs as its investment strategy a program of engaging in short sales of securities and investing in leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. On a day-to-day basis, Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. Short sales and futures and options contracts enable the Fund to pursue its objective without investing directly in the securities included in the benchmark. The Fund also may enter into repurchase agreements.


RISK CONSIDERATIONS

     Venture 100 Master Fund is subject to a number of risks that will affect the value of its shares, including:

     - EQUITY RISK -- The equity markets are volatile, and the value of the Fund's futures and options contracts and other securities may fluctuate significantly from day to day. Equity market volatility may also negatively affect the Fund's short sales of securities. This volatility may cause the value of your investment in the Fund to decrease.

     - LEVERAGING RISK -- The more the Fund invests in leveraged instruments, the more this leverage will magnify any losses on those investments.

     - TRACKING ERROR RISK -- The Advisor may not be able to cause the Fund's performance to match that of the Fund's benchmark, either on a daily or aggregate basis. Tracking Error may cause the Fund's performance to be less than you expect.

     - TRADING HALT RISK -- If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective.

INVESTOR PROFILE

     Investors who expect the NASDAQ 100 Index-TM- to go down and want highly accelerated investment gains when the Index does so. These investors must also be willing to bear the risk of equally accelerated losses if the NASDAQ 100 Index-TM- goes up.


FUND PERFORMANCE AND FEE INFORMATION

VENTURE 100 MASTER FUND PERFORMANCE
     The Venture 100 Master Fund Commenced Operations on ____________, 2000, and therefore did not have a performance history for a full calendar year.

SHAREHOLDER FEES
    Exchange Fees                                                           None
    Redemption Fees                                                         None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM NET ASSETS)
    Management Fees                                                        1.00%
    Distribution (12b-1) Fees                                               None
    Other Expenses*                                                         .10%
                                                                           ----
    Total Annual Fund Operating Expenses                                   1.10%

*     OTHER EXPENSES ARE ESTIMATED.


EXAMPLE

     This Example is intended to help you compare the cost of investing in Venture 100 Master Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's estimated operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

         1 Year                     3 Years
          $112                        $350

MORE INFORMATION ABOUT FUND INVESTMENTS AND RISK

THE FUNDS' INVESTMENT OBJECTIVES

     Each Fund's objective is to provide investment results that match the performance of a specific benchmark. The current benchmark used by each Fund is set forth below:


---------------------------------------- -----------------------------------------------------------------------------------------
FUND (TICKER SYMBOL)                              BENCHMARK
---------------------------------------- -----------------------------------------------------------------------------------------
Titan 500 Fund & Titan 500 Master Fund   200% of the performance, measured on a daily basis, of the S&P 500 Composite Stock
                                         Price Index-TM- (SPX)
---------------------------------------- -----------------------------------------------------------------------------------------
Tempest 500 Fund & Tempest 500 Master    200% of the inverse (opposite) performance, measured on a daily basis, of the S&P 500
Fund                                     Composite Stock Price Index-TM- (SPX)
---------------------------------------- -----------------------------------------------------------------------------------------
Velocity 100 Fund & Velocity 100         200% of the performance, measured on a daily basis, of the NASDAQ 100 Index-TM- (NDX)
Master Fund
---------------------------------------- -----------------------------------------------------------------------------------------
Venture 100 Fund & Venture 100 Master    200% of the inverse (opposite) performance, measured on a daily basis, of the NASDAQ
Fund                                     100 Index-TM- (NDX)
---------------------------------------- -----------------------------------------------------------------------------------------


A BRIEF GUIDE TO THE BENCHMARKS.

THE S&P 500 COMPOSITE STOCK PRICE INDEX-TM- (S&P 500 INDEX). The S&P 500 Index is a capitalization-weighted index composed of 500 common stocks, which are chosen by the Standard & Poor's Corporation ("S&P") on a statistical basis.

THE NASDAQ 100 INDEX-TM-. The NASDAQ 100 Index-TM- is a modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the National Association of Securities Dealers Automated Quotations System.

ADVISOR'S INVESTMENT STRATEGY IN MANAGING THE FUNDS

     In managing the Funds, the Advisor uses a "passive" investment strategy to manage each Fund's portfolio, meaning that the Advisor does not attempt to select securities based on their individual potential to perform better than the market. The Advisor's primary objective is to match the performance of each Fund's benchmark as closely as possible on a daily basis. The Advisor uses quantitative analysis techniques to structure each Fund to obtain the highest correlation to its particular benchmark. The Advisor does not engage in temporary defensive investing, keeping each Fund's assets fully invested in all market environments. The Advisor monitors each Fund on an ongoing basis, and makes adjustments to its portfolio, as necessary, to minimize tracking error and to maximize liquidity.


      The Advisor pursues the Funds' investment objectives by regularly utilizing leveraged instruments, such as futures contracts and options on securities, futures contracts, and stock indices. In addition, the Advisor will regularly utilize short selling techniques designed to help the Tempest 500 Fund's and the Venture 100 Fund's performance to inversely correlate to the performance of the S&P 500 Index and the NASDAQ 100 Index, respectively.

MASTER-FEEDER INVESTMENT STRUCTURE

      Each Fund anticipates that it will pursue its investment objective directly by following the investment strategy previously described in its respective "FUND INFORMATION" section. However, each Fund reserves the right to pursue its investment objective indirectly by investing through what is sometimes referred to as a "master-feeder arrangement." A FUND IS PERMITTED TO CHANGE ITS INVESTMENT STRATEGY TO PURSUE ITS INVESTMENT OBJECTIVE THROUGH A MASTER-FEEDER ARRANGEMENT WITHOUT SHAREHOLDER APPROVAL IF THE TRUST DETERMINES THAT DOING SO WOULD BE IN THE BEST INTERESTS OF SHAREHOLDERS.


      Under a master-feeder arrangement, a Fund's investment portfolio is composed solely of shares of a "master fund," a separate mutual fund that has an identical investment objective, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of the Titan 500 Master Fund as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the master fund. Because of this indirect interest, the Fund's investment returns should be the same as those of the master fund, adjusted for Fund expenses.


      If a Fund pursues its investment objective through master-feeder arrangement, the Advisor would manage the investment portfolios of both the Fund and its corresponding master fund. Under such an arrangement, the Advisor would adjust its fees so as to avoid any "layering" of fees, e.g., a Fund's Total Annual Operating Expenses would not increase as a result of investing through a master-feeder arrangement. In addition, the Advisor may choose to discontinue investing through the master-feeder arrangement and resume managing the Fund directly if it determines that doing so would be in the best interests of shareholders.

RISKS OF INVESTING IN THE FUNDS

      As indicated below, the Funds are subject to a number of risks that may affect the value of Fund shares.


EQUITY RISK -- The Funds invest primarily in instruments that attempt to track the price movement of equity indices as well as equity securities, including common stocks. Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Funds invest will cause the net asset value of the Funds to fluctuate. Historically, the equity markets have moved in cycles, and the value of the Funds' equity securities and equity derivatives may fluctuate drastically from day to day. This price volatility is the principal risk of investing in equity securities. Because of their link to the equity markets, an investment in the Funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.


NON-DIVERSIFICATION RISK -- Since each Fund is non-diversified, each Fund may invest in the securities of a limited number of issuers. To the extent that a Fund invests a significant percentage of its assets in a limited number of issuers, the Fund is subject to the risks of investing in those few issuers, and may be more susceptible to a single adverse economic or regulatory occurrence.



INDUSTRY CONCENTRATION RISK -- None of the Funds will invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; EXCEPT THAT, to the extent a Fund's benchmark is concentrated in a particular industry, the Funds will necessarily be concentrated in that industry. Currently, the index underlying the Velocity 100 Fund and the Venture 100 Fund's benchmark - the NASDAQ 100 Index-TM- - is concentrated in technology companies. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry is that those issuers (or that industry) will perform poorly, and the Fund will be negatively impacted by that poor performance.


TRACKING ERROR RISK -- While the Funds do not expect returns to deviate significantly from their respective benchmarks on a daily basis, factors such as Fund expenses, imperfect correlation between the Funds' investments and those of their benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect their ability to achieve close correlation. The cumulative effect of these factors may over time cause the Funds' returns to deviate from their respective benchmarks on an aggregate basis. The magnitude of any tracking error may be affected by a higher portfolio turnover rate.


TRADING HALT RISK -- The Funds typically will hold short-term options and futures contracts. The major exchanges on which these contracts are traded, such as the Chicago Mercantile Exchange ("CME"), have established limits on how much an option or futures contract may decline over various time periods within a day. If an option or futures contract's price declines more than the established limits, trading on the exchange is halted on that instrument. If a trading halt occurs, the Fund may temporarily be unable to purchase or sell options or futures contracts. Such a trading halt near the time the Fund prices its shares may limit the Fund's ability to use leverage and may prevent the Fund from achieving its investment objective. In such an event, a Fund also may be required to use a "fair-value" method to price its outstanding contracts.


FUTURES AND OPTIONS RISK -- The Funds will invest a percentage of their assets in futures and options contracts. The Funds may use futures contracts and related options for bona fide hedging purposes to offset changes in the value of securities held or expected to be acquired. They may also be used to gain exposure to a particular market or instrument, to create a synthetic money market position, and for certain other tax-related purposes. The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. Futures and options contracts are described in more detail below:


      FUTURES CONTRACTS -- Futures contracts and options on futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Index futures are futures contracts for various indices that are traded on registered securities exchanges.


      OPTIONS -- The buyer of an option acquires the right to buy (a call option) or sell (a put option) a certain quantity of a security (the underlying security) or instrument at a certain price up to a specified point in time. The seller or writer of an option is obligated to sell (a call option) or buy (a put option) the underlying security. When writing (selling) call options on securities, the Funds may cover its position by owning the underlying security on which the option is written or by owning a call option on the underlying security. Alternatively, the Funds may cover its position by maintaining in a segregated account cash or liquid securities equal in value to the exercise price of the call option written by the Funds.

The risks associated with the Funds' use of futures and options contracts include:


     - A Fund experiencing losses over certain ranges in the market that exceed losses experienced by a Fund that does not use futures contracts and options.


     - There may be an imperfect correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures.


     - Although the Funds will only purchase exchange-traded futures, due to market conditions there may not always be a liquid secondary market for a futures contract. As a result, the Funds may be unable to close out their futures contracts at a time which is advantageous.


     - Trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.


     - Because option premiums paid or received by the Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.


EARLY CLOSING RISK -- The normal close of trading of securities listed on the National Association of Securities Dealers Automated Quotations system ("NASDAQ") and the New York Stock Exchange ("NYSE") is 4:00 P.M., Eastern Time. Unanticipated early closings may result in a Fund being unable to sell or buy securities on that day. If an exchange closes early on a day when one or more of the Funds needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.


SHORT SALES RISK (TEMPEST 500 FUND AND VENTURE 100 FUND) -- Short sales are transactions in which a Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

                             SHAREHOLDER INFORMATION

HOW TO INVEST IN THE FUNDS

PURCHASING SHARES BY EXCHANGE TRANSACTIONS


      Shares of the Funds are available solely through exchanges. You can acquire shares through exchange transactions among the Funds of the Trust or with the Rydex Series Trust U.S. Government Money Market Fund (the "Money Market Fund"), a separate mutual fund offered through a separate prospectus. You may obtain a prospectus for the Money Market Fund from the Trust's Web site -- www.rydexfunds.com -- or by calling 800-820-0888 or 301-468-8520. Investors may make exchanges and purchase shares of the Money Market Fund on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Procedures for subsequent exchanges from the Money Market Fund into the Funds are discussed in more detail in the "EXCHANGES" section.


      After obtaining and reading the Money Market Fund's prospectus, you may purchase shares of the Money Market Fund (and make any subsequent exchanges into the Funds) by following the directions on the Trust's Web site -- www.rydexfunds.com. You can also make exchange transactions involving shares of the Funds by mail, telephone or fax, but you may be charged a processing fee by the Trust's transfer agent if you do not meet certain minimum account balance requirements. The minimum account balance requirements are discussed in more detail in the "MINIMUM INVESTMENT" section.


      You may also make investments in the Money Market Fund and exchanges into the Funds through intermediaries or securities dealers who have the responsibility to transmit orders promptly. Intermediaries may charge fees for services provided in connection with buying, selling or exchanging shares. Each intermediary also may have its own rules about share transactions. For more information about how to purchase and exchange shares through an intermediary, you should contact that intermediary directly.

DETERMINATION OF NET ASSET VALUE

      The price per share (the offering price) will be the net asset value per share ("NAV") next determined after your purchase order or exchange request is received by the Trust. No sales charges are imposed on initial or subsequent investments in a Fund. NAV is calculated by (1) taking the current market value of a Fund's total assets, (2) subtracting the liabilities, and
(3) dividing the amount by the total number of shares owned by shareholders.


      The Funds calculate NAV twice each Business Day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:30 a.m., Eastern Time and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). The Money Market Fund calculates its NAV twice each Business Day, first at midday and again in the afternoon. The midday NAV is calculated at 1:00 p.m., Eastern Time and the afternoon NAV is calculated at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time).

      If the exchange or market where a Fund's securities or other investments are primarily traded closes early, NAV may be calculated earlier. To receive the current NAV, the Trust must receive your purchase order before the cutoff times specified below for each method of investing. INTERMEDIARIES MAY HAVE EARLIER CUTOFF TIMES. IN ADDITION, INTERMEDIARIES MAY NOT OFFER INTRA-DAY TRADING OR PRICING REGARDLESS OF WHEN YOU PLACE YOUR ORDER WITH YOUR INTERMEDIARY.

MINIMUM INVESTMENT

The minimum initial investment in the Funds is $25,000. However, the Trust will waive this minimum for the shareholders that invest at least $10,000 and agree to interact with the Funds solely by means of the Trust's Web site ("Electronic Investors"). Electronic Investors must:

   - Consent to receiving all communications (such as trade confirmations; prospectuses and shareholder reports; etc.) from the Funds through the Trust's Web site;

   - Consent to send all communications (such as requests for exchanges or redemptions; account balance inquiries; requests for additional information; etc.) to the Funds through the Trust's Web site;

   -   Have and maintain access to the Trust's Web site;

   -   Provide the Trust with a valid and current e-mail address;

   - Notify the Trust immediately if they no longer have access to the Trust's Web site, change their e-mail address or wish to revoke their consent to receive all communications from the Funds through the Trust's Web site; and

   - Agree to be subject to a $50 processing fee for any communications or requests that could otherwise be made or obtained through the Trust's Web site.


      The minimums stated above also apply to retirement plan accounts. The Trust, at its discretion, may accept lesser amounts in certain circumstances. There is no minimum amount for subsequent investments in the Funds. The Trust reserves the right to modify its minimum investment requirements at any time. The Trust also reserves the right to reject or refuse, at the Trust's discretion, any order for the purchase of a Fund's shares in whole or in part.


INVESTING BY INTERNET -- www.rydexfunds.com


      Investing by Internet (or "Electronic Investing") means that all of the communications between you and the Funds will take place over the Internet, through the use of the Trust's Web site.


      Initial applications and investments, as well as subsequent investments, in the Money Market Fund made by Internet must be received in good form by the Trust, on any Business Day, at or prior to 1:00 p.m., Eastern Time in order to be processed at that Business Day's midday NAV and at or prior to 3:50 p.m., Eastern Time in order to be processed for that Business Day's afternoon NAV. YOU MAY ONLY PURCHASE SHARES OF THE FUNDS BY EXCHANGE AT ANY BUSINESS DAY'S AFTERNOON NAV IF YOUR INVESTMENT IN THE MONEY MARKET FUND IS PROCESSED AT THAT BUSINESS DAY'S MIDDAY NAV. Procedures for other purchases made by exchange are discussed in more detail in the "EXCHANGES" section.


      An initial application that is sent to the Trust does not constitute a purchase order until the application has been processed and correct payment by check or wire transfer has been received by the Trust. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.


      You will receive electronic confirmation of your investments or any other transactions you may request. You may print a copy of the electronic confirmation you receive for your records. IF YOUR ACCOUNT BALANCE IS LESS THAN $25,000 AND YOU REQUEST A PAPER COPY OF ANY TRADE CONFIRMATION TO BE MAILED TO YOU, THE TRUST MAY CHARGE YOU A $50 PROCESSING FEE.

      SENDING YOUR PURCHASE PAYMENT BY BANK WIRE TRANSFER

         First, fill out the Account Application Agreement located on the Trust's Web site and send the completed application, along with a request for a shareholder account number, to the Trust by following the procedures described on the Trust's Web site. You do not need to fill out an Account Application Agreement to make subsequent investments in the Money Market Fund. Then, request that your bank wire transfer the purchase amount to our custodian, along with the following instructions:


         Firstar
         Cincinnati, Ohio
         Routing Number: 0420-00013
         For Account of: Rydex Series Trust Money Market Fund
         Account Number:  __________
         [Your Name]
         [Your Shareholder Account Number]


         AFTER INSTRUCTING YOUR BANK TO TRANSFER MONEY BY WIRE FOR BOTH INITIAL AND SUBSEQUENT PURCHASES INTO THE MONEY MARKET FUND, YOU MUST CONTACT THE TRUST BY TELEPHONE AT 800-820-0888 AND INFORM THE TRUST AS TO THE AMOUNT THAT YOU HAVE TRANSFERRED AND THE NAME OF THE BANK SENDING THE TRANSFER IN ORDER TO OBTAIN SAME-DAY OR MIDDAY PRICING OR CREDIT. FOR INITIAL PURCHASES, YOU MUST ALSO SUPPLY THE TIME THE WIRE WAS SENT AND THE FED WIRE REFERENCE NUMBER. IF THE PURCHASE IS CANCELED BECAUSE YOUR WIRE TRANSFER IS NOT RECEIVED, YOU MAY BE LIABLE FOR ANY LOSS THAT THE TRUST INCURS.


      SENDING YOUR PURCHASE PAYMENT BY MAIL


         First, fill out the Account Application Agreement located on the Trust's Web site and send the completed application, along with a request for a shareholder account number, to the Trust by following the procedures described on the Trust's Web site. Then mail your check, along with the application to:


      Rydex Series Trust Money Market Fund
      6116 Executive Boulevard, Suite 400
      Attn: Ops. Dept.
      Rockville, Maryland 20852


         The Trust will not process your request until it receives your check. You may avoid a delay in processing your purchase request by purchasing shares by wire.


         IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST ALSO MAY CHARGE $25 FOR CHECKS RETURNED FOR INSUFFICIENT OR UNCOLLECTIBLE FUNDS.


INVESTING BY MAIL OR FAX

      Alternatively, investors may make initial and subsequent investments in the Money Market Fund by printing out the Account Application Agreement located on the Trust's Web site, completing it offline and sending it by mail or fax to the Trust. You may also obtain an Account Application Agreement by calling 800-820-0888 or 301-468-8520. Investors must also make arrangements for payment by either bank wire transfer or check using the procedures described above. Investments by mail or fax for both initial investments and subsequent investments in the Money Market Fund must be received in good form at the Trust, on any Business Day, at or prior to 1:00 p.m. to be processed at that Business Day's midday NAV and at or prior to 3:50 p.m. to be processed at that Business Day's afternoon NAV. Intermediaries may have earlier cutoff times for purchases. For more information about how to purchase through an intermediary, you should contact that intermediary directly.

TAX-QUALIFIED RETIREMENT PLANS

      Investors may purchase shares of the Money Market Fund (and make subsequent exchanges) through any of the following types of tax-qualified retirement plans:


      Individual Retirement Accounts (IRAs, including Roth IRAs)
      Keogh Accounts -- Defined Contribution Plans (Profit Sharing Plans) Keogh Accounts -- Pension Plans (Money Purchase Plans)
      Internal Revenue Code Section 403(b) Plans


      Retirement plans are charged an annual $15.00 maintenance fee and a $15.00 account closing fee. Additional information regarding these accounts, including the annual maintenance fee, may be obtained by calling 800-820-0888 or 301-468-8520.

EXCHANGES

      You may exchange shares of any Fund of the Trust for shares of any other Fund of the Trust that currently offers shares on the basis of the respective net asset values of the shares involved. You may also acquire shares of the Funds through exchanges with the Rydex Series Trust U.S. Government Money Market Fund, a separate fund that is offered in a separate prospectus. Exchanges may be made subject to the procedures set forth below.


      To exchange your shares, you need to provide certain information, including the name on the account, the account number (or your taxpayer identification number), the number or dollar value of shares (or the percentage of the total value of your account) you want to exchange, and the names of the Funds involved in the exchange transaction. Investors should review the "Exchange Request Form" on the Trust's Web site for more information. The cutoff times for exchange requests are as follows:

FUND(S)                           MORNING CUT OFF TIME      AFTERNOON CUT OFF TIME
-------------------------------------------------------------------------------------
Titan 500 Fund
Tempest 500 Fund
Velocity 100 Fund                      10:15 a.m.                  3:50 p.m.
Venture 100 Fund
-------------------------------------------------------------------------------------


      Exchanges between the Funds and the Money Market Fund can be made on the basis of either that Business Day's morning or afternoon NAV. Exchange requests received after a Fund's cutoff time will receive the next determined NAV (i.e., if your exchange request is received after the morning cutoff time, you will receive that Business Day's afternoon NAV). The exchange privilege may be modified or discontinued at any time.

REDEEMING FUND SHARES

GENERAL

      You may redeem all or any portion of your Fund shares at the next determined NAV after receipt of the redemption request (subject to applicable account minimums). You may redeem your shares by Internet by following the procedures set forth on the Trust's Web site. Your redemption proceeds normally will be sent within five Business Days of the Trust receiving your request. For investments made by check, payment on redemption requests may be delayed until the Trust's transfer agent is reasonably satisfied that payment has been collected by the Trust (which may require up to 10 Business Days). If you invest by check, you may not wire out any redemption proceeds for the 30 calendar days following the purchase. You may avoid a delay in receiving redemption proceeds by purchasing shares by wire. Telephone redemptions will be sent only to your address or your bank account (as listed in the Trust's records). The Trust may charge $15.00 for certain wire transfers of redemption proceeds.


      You may also redeem your shares by letter or by telephone subject to the procedures and fees set forth in "PROCEDURES FOR REDEMPTIONS AND EXCHANGES."


      The proceeds of redemption requests will be sent directly to your address (as listed in the Trust's records). If you request payment of redemption proceeds to a third party or to a location other than your address or your bank account (as listed in the Trust's records), this request must be in writing, must include a signature guarantee. SHAREHOLDERS WITH AN ACCOUNT BALANCE OF LESS THAN $25,000, MAY BE SUBJECT TO A $50 PROCESSING FEE FOR REQUESTING REDEMPTION PROCEEDS BE SENT TO A THIRD PARTY OR TO A LOCATION OTHER THAN YOUR ADDRESS OR YOUR BANK ACCOUNT. You may have to transmit your redemption request to your intermediary at an earlier time in order for your redemption to be effective that Business Day. Please contact your intermediary to find out their specific requirements for written and telephone requests for redemptions and signature guarantees.

INVOLUNTARY REDEMPTIONS

      Because of the administrative expense of handling small accounts, any request for a redemption when your account balance (a) is below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request for the complete redemption of that account. If, due to withdrawals or transfers, your account balance across all Funds advised by the Advisor drops below the required minimum, the Trust reserves the right to redeem your remaining shares without any additional notification to you.

SUSPENSION OF REDEMPTIONS

      With respect to each Fund, and as permitted by the Securities and Exchange Commission ("Commission"), the right of redemption may be suspended, or the date of payment postponed: (i) for any period during which the NYSE, the Federal Reserve Bank of New York (the "New York Fed"), NASDAQ, the CME or the Chicago Board Options Exchange ("CBOE") as appropriate, is closed (other than customary weekend or holiday closings) or trading on the NYSE, NASDAQ, the CME or the CBOE as appropriate, is restricted; (ii) for any period during which an emergency exists so that disposal of Fund investments or the determination of NAV is not reasonably practicable; or (iii) for such other periods as the Commission, by order, may permit for protection of fund investors. On any day that the New York Fed or the NYSE closes early, the principal government securities and corporate bond markets close early (such as on days in advance of holidays generally observed by participants in these markets), or as permitted by the Commission, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.

PROCEDURES FOR EXCHANGES AND REDEMPTIONS

      You should follow the procedures described above and on the Trust's Web site for all exchanges and redemptions, made by Internet or otherwise. The Trust anticipates that most shareholders will make exchange and redemption requests by Internet through the Trust's Web site. The Trust reserves the right to suspend the right of redemption in the section above.


      You may also request redemptions and exchanges by mail or telephone. Written requests for redemptions and exchanges should be sent to Rydex Dynamic Funds, 6116 Executive Boulevard, Suite 400, Attn: Ops. Dept., Rockville, Maryland 20852, and should be signed by the record owner or owners. Telephone redemption and exchange requests may be made by calling 1-800-820-0888 or 301-468-8520 by the cutoff time specified above for exchanges between Funds, on any Business Day. The Trust's offices are open between 8:30 a.m. and 5:30 p.m., Eastern Time on each Business Day.


      IF YOUR ACCOUNT BALANCE IS LESS THAN $25,000, IN ADDITION TO CHARGES DESCRIBED ELSEWHERE IN THIS PROSPECTUS, THE TRUST MAY ALSO CHARGE A PER TRANSACTION FEE OF $50 FOR EACH EXCHANGE OR REDEMPTION REQUEST THAT IS NOT TRANSMITTED BY INTERNET.


      If you own shares that are registered in your intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

TRANSACTIONS OVER THE INTERNET

      Internet redemption and exchange transactions are extremely convenient, but are not risk-free. To ensure that your Internet transactions are safe, secure, and as risk-free as possible, the Trust has instituted certain safeguards and procedures for determining the identity of Web site users and authenticity of instructions. As a result, neither the Trust nor its transfer agent will be responsible for any loss, liability, cost, or expense for following Internet or wire instructions they reasonably believe to be genuine. If you or your intermediary make exchange or redemption requests by Internet, you will generally bear the risk of any loss. If you are unable to reach the Trust by Internet, you may want to try to reach the Trust by other means.

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISOR -- PADCO Advisors, Inc., a Maryland corporation with offices at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, serves as investment serves as investment advisor and manager of the Funds. Albert P. Viragh, Jr., the Chairman of the Board and the President of the Advisor, owns a controlling interest in the Advisor. From 1985 until the incorporation of the Advisor, Mr. Viragh was a Vice President of Money Management Associates ("MMA"), a Maryland-based registered investment advisor. From 1992 to June 1993, Mr. Viragh was the portfolio manager of The Rushmore Nova Portfolio, a series of The Rushmore Fund, Inc., an investment company managed by MMA.


      The Advisor makes investment decisions for the assets of the Funds and continuously reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in its day-to-day management activities. Under an investment advisory agreement between the Trust and the Advisor, the Funds pay the Advisor a fee at an annualized rate, based on the average daily net assets for each fund, as set forth below:


FUND                                                             ADVISORY FEE
Titan 500 Fund                                                      1.00%
Tempest 500 Fund                                                    1.00%
Velocity 100 Fund                                                   1.00%
Venture 100 Fund                                                    1.00%


      Each Fund is managed by a team and no one person is responsible for making investment decisions for a Fund.


      The Advisor bears all of its own costs associated with providing these advisory services and the expenses of the Trustees which are affiliated with the Advisor. The Advisor may make payments from its own resources to broker-dealers and other financial institutions in connection with the sale of fund shares.


      The Advisor has voluntarily agreed to maintain the actual Total Annual Operating Expenses of the Funds at an "expense cap" of 2.10%. This means that the Advisor will reimburse certain expenses of the Funds so that expenses do not exceed 2.10%. Because the Advisor's agreement to maintain an expense cap is voluntary, the Advisor may discontinue all or part of its reimbursements at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Advisor to make reimbursements, the Advisor may retain the difference between the Total Annual Operating Expenses of any Fund and 2.10% to offset any of its prior reimbursements.

DISTRIBUTION PLAN

      The Funds have adopted a Distribution Plan (the "Plan") that allows the Funds to pay distribution fees to PADCO Financial Services, Inc. (the "Distributor") and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate not to exceed .25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, the Distributor will, in turn, pay the Service Provider out of its fees. Because the Funds pay these fees out of assets on an ongoing basis, over time these fees may cost you more than other types of sales charges.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

      Income dividends, if any, are paid at least annually by each of the Funds. If you own Fund shares on a Fund's record date, you will be entitled to receive the dividend. The Funds may declare and pay dividends on the same date. The Funds make distributions of capital gains, if any, at least annually. The Trust, however, may declare a special capital gains distribution if the Trustees believe that such a distribution would be in the best interest of the shareholders of a Fund.


      You will receive dividends and distributions in the form of additional fund shares unless you have elected to receive payment in cash. If you have not already elected to receive cash payments on your application, you must notify the Trust in writing prior to the date of distribution. Your election will become effective for dividends paid after the Trust receives your written notice. To cancel your election, simply send written notice to the Trust.


      Dividends and distributions from a Fund are taxable to you whether they are reinvested in additional shares of the Fund or are received in cash. You will receive an account statement at least quarterly.

TAX INFORMATION

      The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. The Trust has not tried to present a detailed explanation of the tax treatment of the Funds, or the tax consequences of an investment in the Funds. MORE INFORMATION ABOUT TAXES IS LOCATED IN THE STATEMENT OF ADDITIONAL INFORMATION (SAI). YOU ARE URGED TO CONSULT YOUR TAX ADVISOR REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES.

TAX STATUS OF EACH FUND

      Each Fund is treated as a separate entity for federal tax purposes, and intends to qualify for the special tax treatment afforded regulated investment companies. As long as a Fund qualifies as a regulated investment company, it pays no federal income tax on the earnings it distributes to Shareholders.

TAX STATUS OF DISTRIBUTIONS

     - Each Fund will distribute substantially all of its income. THE INCOME DIVIDENDS YOU RECEIVE FROM THE FUNDS WILL BE TAXED AS ORDINARY INCOME WHETHER YOU RECEIVE THE DIVIDENDS IN CASH OR IN ADDITIONAL SHARES.


     - Corporate shareholders may be entitled to a dividends-received deduction for the portion of dividends they receive which are attributable to dividends received by a fund from U.S. corporations.


     - Capital gains distributions will result from gains on the sale or exchange of capital assets held for more than one year.


     - Distributions paid in January but declared by a Fund in October, November or December of the previous year, may be taxable to you in the previous year.

TAX STATUS OF SHARE TRANSACTIONS

      EACH SALE, EXCHANGE, OR REDEMPTION OF FUND SHARES IS A TAXABLE EVENT TO YOU. YOU SHOULD CONSIDER THE TAX CONSEQUENCES OF ANY REDEMPTION OR EXCHANGE BEFORE MAKING SUCH A REQUEST, ESPECIALLY WITH RESPECT TO REDEMPTIONS, IF YOU INVEST IN THE FUNDS THROUGH A TAX-QUALIFIED RETIREMENT PLAN.

STATE TAX CONSIDERATIONS

      A Fund is not liable for any income or franchise tax in Delaware as long as it qualifies as a regulated investment company for Federal income tax purposes.


      Distributions by the Funds may be subject to state and local taxation. You should verify your tax liability with your tax advisor.

BENCHMARK INFORMATION

NEITHER THE TITAN 500 FUND NOR THE TEMPEST 500 FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY STANDARD & POOR'S CORP. (S&P); AND NEITHER THE VELOCITY 100 FUND NOR THE VENTURE 100 FUND IS SPONSORED, ENDORSED, SOLD, OR PROMOTED BY NASDAQ OR ANY OF NASDAQ'S AFFILIATES (NASDAQ AND ITS AFFILIATES HEREINAFTER COLLECTIVELY REFERRED TO AS "NASDAQ").


NEITHER S&P NOR NASDAQ MAKE ANY REPRESENTATION OR WARRANTY, IMPLIES OR EXPRESS, TO THE INVESTORS IN THE FUNDS, OR ANY MEMBER OF THE PUBLIC, REGARDING THE ADVISABILITY OF INVESTING IN INDEX FUNDS OR THE ABILITY OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPONSIBILITY, TO TRACK GENERAL STOCK MARKET PERFORMANCE.


NEITHER S&P NOR NASDAQ GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX AND NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.


NEITHER S&P NOR NASDAQ MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY ANY OF THE FUNDS, THE INVESTORS IN THE FUNDS, OR ANY PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.


NEITHER S&P NOR NASDAQ MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF
MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE FOR USE WITH RESPECT TO THE S&P 500 INDEX OR THE NASDAQ 100 INDEX-TM-, RESPECTIVELY, OR ANY DATA INCLUDED THEREIN.

 Additional information about the Funds is included in a Statement of Additional Information dated ______________, 2000 (the "SAI"), which contains more detailed information about the Funds. The SAI has been filed with the Securities and
     Exchange Commission ("SEC") and is incorporated by reference into this Prospectus and, therefore, legally forms a part of this Prospectus. The SEC maintains the EDGAR database on its Web site ("http://www.sec.gov") that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. You may also review and copy documents at the SEC Public Reference room in Washington, D.C. (for information on the operation of the Public Reference Room, call 1-202-942-8090).
  You may request documents by mail from the SEC, upon payment of a duplication fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:
      publicinfo@sec.gov. The Funds' SEC registration number is 811-09525


 You may obtain a copy of the SAI or the annual or semi-annual reports, without charge by calling 800-820-0888 or by writing to Rydex Dynamic Funds, at 6116
      Executive Boulevard, Suite 400, Rockville, Maryland 20852. Additional information about the Funds' investments is available in the annual and semi-annual reports. Also, in the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.




        NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR IN THE TRUST'S SAI IN
      CONNECTION WITH THE OFFERING OF FUND SHARES. DO NOT RELY ON ANY SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR PADCO
    ADVISORS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST IN
             ANY JURISDICTION WHERE SUCH AN OFFERING IS NOT LAWFUL.

                       STATEMENT OF ADDITIONAL INFORMATION

                               RYDEX DYNAMIC FUNDS


                      6116 EXECUTIVE BOULEVARD, SUITE 400,
                            ROCKVILLE, MARYLAND 20852


                                1-800-820-0888
                                 301-468-8520


                               WWW.RYDEXFUNDS.COM


Rydex Dynamic Funds (the "Trust") is a no-load mutual fund complex with eight separate investment portfolios (the "Funds"). This Statement of Additional Information ("SAI") relates to shares of the following portfolios:



                                 TITAN 500 FUND
                                TEMPEST 500 FUND
                                VELOCITY 100 FUND
                                VENTURE 100 FUND
                              TITAN 500 MASTER FUND
                             TEMPEST 500 MASTER FUND
                            VELOCITY 100 MASTER FUND
                             VENTURE 100 MASTER FUND


This SAI is not a prospectus. It should be read in conjunction with the Trust's Prospectus, dated January__, 2000. A copy of the Trust's Prospectus is available, without charge, upon request to the Trust at the address above or by telephoning the Trust at the telephone number above.


                                    The date of this SAI is January      , 2000.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

GENERAL INFORMATION ABOUT THE TRUST........................................... 3








INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS ............................. 3


INVESTMENT RESTRICTIONS ..................................................... 10


PORTFOLIO TRANSACTIONS AND BROKERAGE ........................................ 12


MANAGEMENT OF THE TRUST ..................................................... 13


DETERMINATION OF NET ASSET VALUE ............................................ 16


PERFORMANCE INFORMATION ..................................................... 17


CALCULATION OF RETURN QUOTATIONS ............................................ 18






PURCHASE AND REDEMPTION OF SHARES ........................................... 18


DIVIDENDS, DISTRIBUTIONS, AND TAXES ......................................... 19


OTHER INFORMATION ........................................................... 21


COUNSEL ..................................................................... 22


AUDITORS AND CUSTODIAN ...................................................... 22


FINANCIAL STATEMENTS. ....................................................... 22

GENERAL INFORMATION ABOUT THE TRUST

The Trust was organized as a Delaware business trust on August 6, 1999. The Trust is permitted to offer separate portfolios and different classes of shares. The Trust currently offers one class of shares. Additional Funds and/or classes may be created from time to time.


Currently, the Trust has eight separate series. All payments received by the Trust for shares of any Fund belong to that Fund. Each Fund has its own assets and liabilities.





INVESTMENT POLICIES, TECHNIQUES AND RISK FACTORS

GENERAL

Each Fund's investment objective and principal investments are described in the Prospectuses. The following information supplements, and should be read in conjunction with, those sections of the Prospectuses.

Portfolio management is provided to each Fund by the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"). The investment strategies of the Funds discussed below and in the Prospectuses may be used by a Fund if, in the opinion of the Advisor, these strategies will be advantageous to that Fund. A Fund is free to reduce or eliminate its activity in any of those areas without changing the Fund's fundamental investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of that Fund's objectives.

BORROWING

The Funds may borrow money, including borrowing for investment purposes. Borrowing for investment is known as leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique which increases investment risk, but also increases investment opportunity. Since substantially all of a Fund's assets will fluctuate in value, whereas the interest obligations on borrowings may be fixed, the net asset value per share of the Fund will increase more when the Fund's portfolio assets increase in value and decrease more when the Fund's portfolio assets decrease in value than would otherwise be the case. Moreover, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the returns on the borrowed funds. Under adverse conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time investment considerations would not favor such sales. The Funds intend to use leverage during periods when the Advisor believes that the respective Fund's investment objective would be furthered.

Each Fund may also borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If, at any time, the value of the Fund's assets should fail to meet this 300% coverage test, the Fund, within three days (not including Sundays and holidays), will reduce the amount of the Fund's borrowings to the extent necessary to meet this 300% coverage. Maintenance of this percentage limitation may result in the sale of portfolio securities at a time when investment considerations otherwise indicate that it would be disadvantageous to do so.

In addition to the foregoing, the Funds are authorized to borrow money as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of the Fund's total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement The Funds are authorized to pledge portfolio securities as the Advisor deems appropriate in connection with any borrowings.





ILLIQUID SECURITIES

While none of the Funds anticipates doing so, each Fund may purchase illiquid securities, including securities that are not readily marketable and securities that are not registered ("restricted securities") under the Securities Act of 1933, as amended (the "1933 Act"), but which can be offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. A Fund will not invest more than 15% of the Fund's net assets in illiquid securities. If the percentage of a Fund's net assets invested in illiquid securities exceeds 15% due to market activity, the Fund will take appropriate measures to reduce its holdings of illiquid securities. Each Fund will adhere to a more restrictive limitation on the Fund's investment in illiquid securities as required by the securities laws of those jurisdictions where shares of the Fund are registered for sale. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. Under the current guidelines of the staff of the Securities and Exchange Commission (the "Commission"), illiquid securities also are considered to include, among other securities, purchased over-the-counter options, certain cover for over-the-counter options, repurchase agreements with maturities in excess of seven days, and certain securities whose disposition is restricted under the Federal securities laws. The Fund may not be able to sell illiquid securities when the Advisor considers it desirable to do so or may have to sell such securities at a price that is lower than the price that could be obtained if the securities were more liquid. In addition, the sale of illiquid securities also may require more time and may result in higher dealer discounts and other selling expenses than does the sale of securities that are not illiquid. Illiquid securities also may be more difficult to value due to the unavailability of reliable market quotations for such securities, and investment in illiquid securities may have an adverse impact on net asset value.

Institutional markets for restricted securities have developed as a result of the promulgation of Rule 144A under the 1933 Act, which provides a "safe harbor" from 1933 Act registration requirements for qualifying sales to institutional investors. When Rule 144A restricted securities present an attractive investment opportunity and meet other selection criteria, a Fund may make such investments whether or not such securities are "illiquid" depends on the market that exists for the particular security. The trustees of the Trust (the "Trustees") have delegated the responsibility for determining the liquidity of Rule 144A restricted securities which may be invested in by a Fund to the Advisor.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Funds presently may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of Section 12(d)(1) of the 1940 Act. A Fund, therefore, may invest in the securities of another investment company (the "acquired company") provided that the Fund, immediately after such purchase or acquisition, does not own in the aggregate: (i) more than 3% of the total outstanding voting stock of the acquired company; (ii) securities issued by the acquired company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or
(iii) securities issued by the acquired company and all other investment companies (other than Treasury stock of the Fund) having an aggregate value in excess of 10% of the value of the total assets of the Fund. A Fund may also invest in the securities of other investment companies if such securities are the only investment securities held by the Fund, such as through a Master-Feeder arrangement.

If a Fund invests in, and, thus, is a shareholder of, another investment company, the Fund's shareholders will indirectly bear the Fund's proportionate share of the fees and expenses paid by such other investment company, including advisory fees, in addition to both the management fees payable directly by the Fund to the Fund's own investment adviser and the other expenses that the Fund bears directly in connection with the Fund's own operations.

LENDING OF PORTFOLIO SECURITIES

Subject to the investment restrictions set forth below, each of the Funds may lend portfolio securities to brokers, dealers, and financial institutions, provided that cash equal to at least 100% of the market value of the securities loaned is deposited by the borrower with the Fund and is maintained each business day in a segregated account pursuant to applicable regulations. While such securities are on loan, the borrower will pay the lending Fund any income accruing thereon, and the Fund may invest the cash collateral in portfolio securities, thereby earning additional income. A Fund will not lend its portfolio securities if such loans are not permitted by the laws or regulations of any state in which the Fund's shares are qualified for sale, and the Funds will not lend more than 33 1/3% of the value of the Fund's total assets. Loans would be subject to termination by the lending Fund on four business days' notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative, and custodial fees in connection with a loan.

OPTIONS TRANSACTIONS

OPTIONS ON SECURITIES. The Titan 500 Fund, Titan 500 Master Fund, Velocity 100 Fund, and Velocity 100 Master Fund may buy call options and write (sell) put options on securities, and the Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, and Venture 100 Master Fund may buy put options and write call options on securities for the purpose of realizing the Fund's investment objective. By writing a call option on securities, a Fund becomes obligated during the term of the option to sell the securities underlying the option at the exercise price if the option is exercised. By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised.

During the term of the option, the writer may be assigned an exercise notice by the broker-dealer through whom the option was sold. The exercise notice would require the writer to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates upon expiration of the option, or at such earlier time that the writer effects a closing purchase transaction by purchasing an option covering the same underlying security and having the same exercise price and expiration date as the one previously sold. Once an option has been exercised, the writer may not execute a closing purchase transaction. To secure the obligation to deliver the underlying security in the case of a call option, the writer of a call option is required to deposit in escrow the underlying security or other assets in accordance with the rules of the Option Clearing Corporation (the "OCC"), an institution created to interpose itself between buyers and sellers of options. The OCC assumes the other side of every purchase and sale transaction on an exchange and, by doing so, gives its guarantee to the transaction.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.


OPTIONS ON SECURITY INDEXES. The Titan 500 Fund, Titan 500 Master Fund, Velocity 100 Fund, and Velocity 100 Master Fund may purchase call options and write put options, and the Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, and Venture 100 Master Fund may purchase put options and write call options, on stock indexes listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective.

Options on indexes are settled in cash, not in delivery of securities. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency.

OPTIONS ON FUTURES CONTRACTS. Under Commodities Futures Trading Commission ("CFTC") Regulations, a Fund may engage in futures transactions, either for "bona fide hedging" purposes, as this term is defined in the CFTC Regulations, or for non-hedging purposes to the extent that the aggregate initial margins and option premiums required to establish such non-hedging positions do not exceed 5% of the liquidation value of the Fund's portfolio. In the case of an option on futures contracts that is "in-the-money" at the time of purchase (i.e., the amount by which the exercise price of the put option exceeds the current market value of the underlying security, or the amount by which the current market value of the underlying security exceeds the exercise price of the call option), the in-the-money amount may be excluded in calculating this 5% limitation.

When a Fund purchases or sells a stock index futures contract, or sells an option thereon, the Fund "covers" its position. To cover its position, a Fund may maintain with its custodian bank (and marked-to-market on a daily basis), a segregated account consisting of cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position. If the Fund continues to engage in the described securities trading practices and properly segregates assets, the segregated account will function as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the Fund arising from such investment activities.

A Fund may cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (I.E., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. A Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

A Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contracts is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. A Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. A Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. A Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

PORTFOLIO TURNOVER

The Trust anticipates that investors in the Funds, as part of an asset allocation investment strategy, will frequently purchase and/or redeem shares of the Funds . The nature of the Funds as asset allocation tools will cause the Funds to experience substantial portfolio turnover. Because each Fund's portfolio turnover rate to a great extent will depend on the purchase, redemption, and exchange activity of the Fund's investors, it is very difficult to estimate what the Fund's actual turnover rate will be in the future.


"Portfolio Turnover Rate" is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts and option contracts in which the Funds invest since such contracts generally have remaining maturity of less than one year. The Funds expect to hold most of their investments in short-term options and futures contracts, which are excluded for purposes of computing portfolio turnover. Therefore, based on the above formula, each Fund expects a portfolio turnover rate of approximately 0%.

REPURCHASE AGREEMENTS

Each of the Funds may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund's total assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Advisor, liquidity or other considerations so warrant.

REVERSE REPURCHASE AGREEMENTS

The Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, and Venture 100 Master Fund may use reverse repurchase agreements as part of that Fund's investment strategy. Reverse repurchase agreements involve sales by a Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportunities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when this will be to the Fund's advantage to do so. Each Fund will establish a segregated account with the Trust's custodian bank in which the Fund will maintain cash or cash equivalents or other portfolio securities equal in value to the Fund's obligations in respect of reverse repurchase agreements.

SHORT SALES

The Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, and Venture 100 Master Fund also may engage in short sales transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.


Until the Tempest 500 Fund, Tempest 500 Master Fund, Venture 100 Fund, or the Venture 100 Master Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise cover the Fund's short position. Each of the Funds may use up to 100% of its portfolio to engage in short sales transactions and collateralize its open short positions.


The Titan 500 Fund, Titan 500 Master Fund, Velocity 100 Fund, and Velocity 100 Master Fund each may engage in short sales if, at the time of the short sale, the Fund owns or has the right to acquire an equal amount of the security being sold at no additional cost. These Funds may make a short sale when the Fund wants to sell the security the Fund owns at a current attractive price, in order to hedge or limit the exposure of the Fund's position.



STOCK INDEX FUTURES CONTRACTS

A Fund may buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade. A stock index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

At the time a Fund purchases a futures contract, an amount of cash, U.S. Government securities or other liquid securities equal to the market value of the futures contract will be deposited in a segregated account with the Fund's custodian. When writing a futures contract, the Fund will maintain with its custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

TRACKING ERROR

The Funds do not expect that the returns over a year will deviate adversely from their respective benchmarks by more than ten percent. But several factors may affect their ability to achieve this correlation. Among these are: (1) Fund expenses, including brokerage (which may be increased by high portfolio turnover); (2) less than all of the securities in the benchmark being held by a Fund and securities not included in the benchmark being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the market; (4) bid-ask spreads (the effect of which may be increased by portfolio turnover); (5) a Fund holds instruments traded in a market that has become illiquid or disrupted; (6) Fund share prices being rounded to the nearest cent; (7) changes to the benchmark index that are not disseminated in advance; (8) the need to conform a Fund's portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; or (9) market movements that run counter to a leveraged Fund's investments (which will cause divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging). Market movements that run counter to a leveraged Fund's investments will cause some divergence between the Fund and its benchmark over time due to the mathematical effects of leveraging. The magnitude of the divergence is dependent upon the magnitude of the market movement, its duration, and the degree to which the Fund is leveraged. The tracking error of a leveraged Fund is generally small during a well-defined up trend or downtrend in the market when measured from price peak to price peak, access a market decline and subsequent recovery, however, the deviation of the Fund from its benchmark may be significant.

U.S. GOVERNMENT SECURITIES

The Funds may invest in U.S. Government Securities. Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which are backed by the full faith and credit of the U.S. Treasury and which differ only in their interest rates, maturities, and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Certain U.S. Government Securities are issued or guaranteed by agencies or instrumentalities of the U.S. Government including, but not limited to, obligations of U.S. Government agencies or instrumentalities such as Fannie Mae, the Government National Mortgage Association, the Small Business Administration, the Federal Farm Credit Administration, the Federal Home Loan Banks, Banks for Cooperatives (including the Central Bank for Cooperatives), the Federal Land Banks, the Federal Intermediate Credit Banks, the Tennessee Valley Authority, the Export-Import Bank of the United States, the Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, and the National Credit Union Administration.

Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by Federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the Federal agency, while other obligations issued by or guaranteed by Federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury, while the U.S. Government provides financial support to such U.S. Government-sponsored Federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. U.S. Treasury notes and bonds typically pay coupon interest semi-annually and repay the principal at maturity.

WHEN-ISSUED AND DELAYED-DELIVERY SECURITIES

Each Fund, from time to time, in the ordinary course of business, may purchase securities on a when-issued or delayed-delivery basis (I.E., delivery and payment can take place between a month and 120 days after the date of the transaction). These securities are subject to market fluctuation and no interest accrues to the purchaser during this period. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, of such security in determining the Fund's net asset value. A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund's net assets would be so invested. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Fund will also establish a segregated account with the Fund's custodian bank in which the Fund will maintain cash or liquid securities equal to or greater in value than the Fund's purchase commitments for such when-issued or delayed-delivery securities. The Trust does not believe that a Fund's net asset value or income will be adversely affected by the Fund's purchase of securities on a when-issued or delayed-delivery basis.

INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectuses) are fundamental policies of the Funds which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of that Fund are present or represented by proxy, or (ii) more than 50% of that Fund's outstanding shares, whichever is less.

A Fund shall not:

      1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require that Fund to segregate assets are not considered to be borrowing. Asset coverage of a least 300% is required for all borrowing, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowing exceeds 5% of its total assets.


      2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and
            (iii) lend its securities.

      3. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.


      4. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.


      5. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the SEC.


      6. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.


      7. Invest 25% or more of the value of the Fund's total assets in the securities of one or more issuers conducting their principal business activities in the same industry; except that, to the extent the benchmark selected for a particular Fund is concentrated in a particular industry, the Fund will necessarily be concentrated in that industry. This limitation does not apply to investments or obligations of the U.S. Government or any of its agencies or instrumentalities.





NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Funds and may be changed with respect to any Fund by the Board of Trustees.

Each Fund may not:

      1.    Invest in warrants.

      2.    Invest in real estate limited partnerships.

      3.    Invest in mineral leases.

      4. Pledge, mortgage or hypothecate assets except to secure borrowing permitted by the Fund's fundamental limitation on borrowing.

      5.    Invest in companies for the purpose of exercising control.

      6. Purchase securities on margin or effect short sales, except that a Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by
            Section 18 of the 1940 Act.

      7. Invest its assets in securities of any investment company, except as permitted by the 1940 Act or any rule, regulation or order of the SEC.

      8. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

The foregoing percentages are: (i) based on total assets (except for the limitation on illiquid securities, which is based on net assets); (ii) will apply at the time of the purchase of a security; and (iii) shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, the Advisor is responsible for decisions to buy and sell securities for each of the Funds, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. The Advisor expects that the Funds may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

The Advisor may serve as an investment manager to a number of clients, including other investment companies. It is the practice of the Advisor to cause purchase and sale transactions to be allocated among the Funds and others whose assets the Advisor manages in such manner as the Advisor deems equitable. The main factors considered by the Advisor in making such allocations among the Funds and other client accounts of the Advisor are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the person(s) responsible, if any, for managing the portfolios of the Funds and the other client accounts.

The policy of each Fund regarding purchases and sales of securities for the Fund's portfolio is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, each Fund's policy is to pay commissions which are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. Each Fund believes that a requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund and the Advisor from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Advisor relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

Purchases and sales of U.S. Government securities are normally transacted through issuers, underwriters or major dealers in U.S. Government securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

In managing the investment portfolios of the Funds, the Advisor effects transactions with those brokers and dealers who the Advisor believes provide the most favorable prices and are capable of providing efficient executions. If the Advisor believes such prices and executions are obtainable from more than one broker or dealer, the Advisor may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Fund or the Advisor. In addition, Section 28(e) of the Securities Exchange Act of 1934 permits the Advisor to cause a Fund to pay commission rates in excess of those another dealer or broker would have charged for effecting the same transaction, if the Advisor determines, in good faith, that the commission paid is reasonable in relation to the value of brokerage and research services provided. While the Advisor currently does not intend to pay higher commissions to dealers and brokers who supply it with brokerage and research services, in the event such higher payments would be made or are deemed to have been made, such higher payments would be in accordance with
Section 28(e).


Such research services may include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis, analysis of corporate responsibility issues or in the form of access to various computer-generated data, computer hardware and software. Such research may be provided by brokers and dealers in the form of written reports, telephone contacts and personal meetings with security analysts, corporate and industry spokespersons, economists, academicians, and government representatives. Brokerage services and equipment may facilitate the execution and monitoring of securities transactions, for example, by providing rapid communications with financial markets and brokers or dealers, or by providing real-time tracking of orders, settlements, investment positions and relevant investment criteria and restrictions applicable to the execution of securities transactions. In some cases, brokerage and research services are generated by third parties but are provided to the Advisor by or through brokers and dealers. The Advisor may allocate brokerage for research services that are also available for cash, where appropriate and permitted by law. The Advisor may also pay cash for certain research services received from external sources.


In addition, the information and services received by the Advisor from brokers and dealers may not in all cases benefit a Fund directly. For example, such information and services received by the Advisor as a result of the brokerage allocation of one of the Funds may be of benefit to the Advisor in the management of other accounts of the Advisor, including other Funds of the Trust and other investment companies advised by the Advisor. While the receipt of such information and services is useful in varying degrees and would generally reduce the amount of research or services otherwise performed by the Advisor and thereby reduce the Advisor's expenses, this information and these services are of indeterminable value and the management fee paid to the Advisor is not reduced by any amount that may be attributable to the value of such information and services.

MANAGEMENT OF THE TRUST

The Trustees are responsible for the general supervision of the Trust's business. The day-to-day operations of the Trust are the responsibilities of the Trust's officers. The names and addresses (and ages) of the Trustees and the officers of the Trust and the officers of the Advisor, together with information as to their principal business occupations during the past five years, are set forth below. Fees and expenses for non-interested Trustees will be paid by the Trust.

TRUSTEES

(1)ALBERT P. VIRAGH, JR. (58)


         Chairman of the Board of Trustees and President of the Trust, 1999 to present; Chairman of the Board, President, and Treasurer of PADCO Advisors, Inc., investment adviser to the Trust, 1993 to present; Chairman of the Board, President, and Treasurer of PADCO Service Company, Inc., shareholder and transfer agent servicer to the Trust, 1993 to present; Chairman of the Board of Trustees of Rydex Series Trust, a registered mutual fund, 1993 to present; Chairman of the Board of Trustees of Rydex Variable Trust, a registered mutual fund, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Advisors II, Inc., investment adviser to Rydex Variable Trust, 1996 to present; Chairman of the Board, President, and Treasurer of PADCO Financial Services, Inc., a registered broker-dealer firm, 1996 to present; Vice President of Rushmore Investment Advisors Ltd., a registered investment adviser, 1985 to 1993. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


COREY A. COLEHOUR (53)


         Trustee of the Trust, 1999 to present; Trustee of Rydex Series Trust, 1993 to present; Trustee of Rydex Variable Trust, 1996 to present; Senior Vice President of Marketing of Schield Management Company, a registered investment adviser, 1985 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


J. KENNETH DALTON (58)


         Trustee of the Trust, 1999 to present; Trustee of Rydex Series Trust, 1995 to present; Trustee of Rydex Variable Trust, 1996 to present; Mortgage Banking Consultant and Investor, The Dalton Group, April 1995 to present; President, CRAM Mortgage Group, Inc. 1966 to April 1995.
         Address:  6116 Executive Boulevard, Suite 400, Rockville, Maryland
         20852.


JOHN O. DEMARET (58)


         Trustee of the Trust, 1999 to present; Trustee of Rydex Series Trust and Rydex Variable Trust, 1996 to present; Founder and Chief Executive Officer, Health Cost Controls America, Chicago, Illinois, 1987 to 1996; sole practitioner, Chicago, Illinois, 1984 to 1987; General Counsel for the Chicago Transit Authority, 1981 to 1984; Senior Partner, O'Halloran, LaVarre & Demaret, Northbrook, Illinois, 1978 to 1981.
         Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland
         20852.


PATRICK T.  MCCARVILLE (56)


         Trustee of the Trust, 1999 to present; Trustee of Rydex Series Trust and Rydex Variable Trust, 1997 to present; Founder and Chief Executive Officer, Par Industries, Inc., Northbrook, Illinois, 1977 to


--------------------------------
(1) This trustee is deemed to be an "interested person" of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with the Advisor, as described herein.

         present; President and Chief Executive Officer, American Health Resources, Northbrook, Illinois, 1984 to 1986. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.


ROGER SOMERS (54)


         Trustee of the Trust, 1999 to present; Trustee of Rydex Series Trust, 1993 to present, and Trustee of Rydex Variable Trust, 1996 to present; President, Arrow Limousine, 1963 to present. Address: 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

THE ADVISORY AGREEMENT

Under an investment advisory agreement the Advisor serves as the investment adviser for each series of the Trust and provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to direction and control by the Trustees and the officers of the Trust. As of _________, 1999, net assets under management of the Advisor were approximately _________.

The Advisor manages the investment and the reinvestment of the assets of each of the Funds, in accordance with the investment objectives, policies, and limitations of the Fund, subject to the general supervision and control of the Trustees and the officers of the Trust. The Advisor bears all costs associated with providing these advisory services and the expenses of the Trustees of the Trust who are affiliated with or interested persons of the Advisor. The Advisor, from its own resources, including profits from advisory fees received from the Funds, provided such fees are legitimate and not excessive, may make payments to broker-dealers and other financial institutions for their expenses in connection with the distribution of Fund shares, and otherwise currently pay all distribution costs for Fund shares.

The Advisor is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of each Fund. The Advisor may, from time to time reimburse certain expenses of the Funds in order to limit the Funds' operating expenses as described in the prospectus.

THE SERVICE AGREEMENT

General administrative, shareholder, dividend disbursement, transfer agent, and registrar services are provided to the Trust and the Funds by PADCO Service Company, Inc., (the "Servicer"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, subject to the general supervision and control of the Trustees and the officers of the Trust, pursuant to a service agreement between the Trust and the Administrator.

Under the service agreement, the Servicer provides the Trust and each Fund with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of net asset values; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Trust and each Fund under Federal and state securities laws. The Servicer also maintains the shareholder account records for each Fund, disburses dividends and distributions payable by each Fund, and produces statements with respect to account activity for each Fund and each Fund's shareholders. The Servicer pays all fees and expenses that are directly related to the services provided by the Servicer to each Fund; each Fund reimburses the Servicer for all fees and expenses incurred by the Servicer which are not directly related to the services the Servicer provides to the Fund under the service agreement.

In consideration for its services, the Servicer is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .45% of the average daily net assets of each Fund.

DISTRIBUTION

Pursuant to the Distribution Agreement adopted by the Trust, PADCO Financial Services, Inc. (the "Distributor"), 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852, acts as distributor for the Shares of the Trust under the general supervision and control of the Trustees and the officers of the Trust.

Under a Distribution Plan, the Distributor may use its fees for: (i) compensation for its services in connection with distribution assistance; or
(ii) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies and investment counselors, broker-dealers, mutual fund supermarkets and the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services and distribution related expenses such as the costs of preparation, printing, mailing or otherwise disseminating sales literature, advertising, and prospectuses (other than those furnished to current shareholders of the Fund), promotional and incentive programs, and such other marketing expenses that the Distributor may incur.

COSTS AND EXPENSES

Each Fund bears all expenses of its operations other than those assumed by the Advisor or the Servicer. Fund expenses include: the management fee; the servicing fee (including administrative, transfer agent, and shareholder servicing fees); custodian and accounting fees and expenses; legal and auditing fees; securities valuation expenses; fidelity bonds and other insurance premiums; expenses of preparing and printing prospectuses, confirmations, proxy statements, and shareholder reports and notices; registration fees and expenses; proxy and annual meeting expenses, if any; all Federal, state, and local taxes (including, without limitation, stamp, excise, income, and franchise taxes); organizational costs; non-interested Trustees' fees and expenses; the costs and expenses of redeeming shares of the Fund; fees and expenses paid to any securities pricing organization; dues and expenses associated with membership in any mutual fund organization; and costs for incoming telephone WATTS lines. In addition, each of the Funds pays an equal portion of the Trustee fees and expenses for attendance at Trustee meetings for the Trustees of the Trust who are not affiliated with or interested persons of the Advisor.

DETERMINATION OF NET ASSET VALUE

The net asset value of a Fund serves as the basis for the purchase and redemption price of that Fund's shares. The net asset value per share of a Fund is calculated by dividing the market value of the Fund's securities plus the values of its other assets, less all liabilities, by the number of outstanding shares of the Fund. If market quotations are not readily available, a security will be valued at fair value by the Board of Trustees or by the Advisor using methods established or ratified by the Board of Trustees.

For purposes of determining net asset value per share of a Fund. Options on securities and indices purchased by a Fund generally are valued at their last bid price in the case of exchange-traded options or, in the case of options traded in the over-the-counter ("OTC") market, the average of the last bid price as obtained from two or more dealers unless there is only one dealer, in which case that dealer's price is used. The value of a futures contract equals the unrealized gain or loss on the contract settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

On days when the CBOT is closed during its usual business hours, but the shares of a Fund have been purchased, redeemed, and/or exchanged, the portfolio securities held by a Fund which are traded on the CBOT are valued at the earlier of (i) the time of the execution of the last trade of the day for a Fund in those CBOT-traded portfolio securities and (ii) the time of the close of the CBOT Evening Session. On days when the CBOT is closed during its usual business hours and there is no need for a Fund to execute trades on the CBOT, the value of the CBOT-traded portfolio securities held by a Fund will be the mean of the bid and asked prices for those CBOT-traded portfolio securities at the open of the CBOT Evening Session.

OTC securities held by a Fund shall be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are taken at the last sales price of such securities on such exchange; if no sales price is reported, the mean of the last bid and asked price is used. For valuation purposes, all assets and liabilities initially expressed in foreign currency values will be converted into U.S. dollar values at the mean between the bid and the offered quotations of such currencies against U.S. dollars as last quoted by any recognized dealer. If such quotations are not available, the rate of exchange will be determined in good faith by the Advisor based on guidelines adopted by the Trustees. Dividend income and other distributions are recorded on the ex-dividend date, except for certain dividends from foreign securities which are recorded as soon as the Trust is informed after the ex-dividend date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to the Advisor or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determination. The Trustees, from time to time, will review these methods of valuation and will recommend changes which may be necessary to assure that the investments of the Funds are valued at fair value.




PERFORMANCE INFORMATION

From time to time, each of the Funds may include the Fund's total return in advertisements or reports to shareholders or prospective shareholders. Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of at least one, five, and ten years (up to the life of the Fund) (the ending date of the period will be stated). Total return of a Fund is calculated from two factors: the amount of dividends earned by each Fund share and by the increase or decrease in value of the Fund's share price. See "Calculation of Return Quotations."

Performance information for each of the Funds contained in reports to shareholders or prospective shareholders, advertisements, and other promotional literature may be compared to the record of various unmanaged indexes. Performance information for the Funds may be compared to various unmanaged indexes, including, but not limited to, the S&P 500 Index or the Dow Jones Industrial Average, the NASDAQ 100 Index-TM-, and the NASDAQ Composite Index-TM-.

Such unmanaged indexes may assume the reinvestment of dividends, but generally do not reflect deductions for operating costs and expenses. In addition, a Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment goals, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc., among others, when Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Performance figures are based on historical results and are not intended to indicate future performance.

In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appear in numerous financial publications such as MONEY, FORBES, KIPLINGER's MAGAZINE, PERSONAL INVESTOR, MORNINGSTAR, INC., and similar sources.

CALCULATION OF RETURN QUOTATIONS

For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to other relevant market indexes in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Under the rules of the Securities and Exchange Commission ("SEC Rules"), Funds advertising performance must include total return quotes calculated according to the following formula:

                                        n
                                  P(1+T)  = ERV

        Where:   P =       a hypothetical initial payment of $1,000;

                 T =       average annual total return;

                 n =       number of years (1, 5 or 10); and

                 ERV = ending redeemable value of a hypothetical $1,000 payment, made at the beginning of the 1, 5 or 10 year periods, at the end of the 1, 5, or 10 year periods (or fractional portion thereof).

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5, and 10 year periods or a shorter period dating from the effectiveness of the Registration Statement of the Trust. In calculating the ending redeemable value, all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the Trust's Prospectus on the reinvestment dates during the period. Total return, or `T' in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5, and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.




PURCHASE AND REDEMPTION OF SHARES

MINIMUM INVESTMENT REQUIREMENTS

Shareholders will be informed of any increase in the minimum investment requirements by a new prospectus or a prospectus supplement, in which the new minimum is disclosed. Any request for a redemption (including pursuant to check writing privileges) by an investor whose account balance is (a) below the currently applicable minimum investment, or (b) would be below that minimum as a result of the redemption, will be treated as a request by the investor of a complete redemption of that account. In addition, the Trust may redeem an account whose balance (due in whole or in part to redemptions since the time of last purchase) has fallen below the minimum investment amount applicable at the time of the shareholder's most recent purchase of Fund shares (unless the shareholder brings his or her account value up to the currently applicable minimum investment).

TAX CONSEQUENCES

Note that in the case of tax-qualified retirement plans, a redemption from such a plan may have adverse tax consequences. A shareholder contemplating such a redemption should consult his or her own tax advisor. Other shareholders should consider the tax consequences of any redemption.

SUSPENSION OF THE RIGHT OF REDEMPTION

The Funds may suspend the right of redemption or the date of payment: (i) for any period during which the NYSE, the Federal Reserve Bank of New York, the NASDAQ, the Chicago Mercantile Exchange ("CME"), the CBOT, or any other exchange, as appropriate, is closed (other than customary weekend or holiday closings), or trading on the NYSE, the NASDAQ, the CME, the CBOT, or any other exchange, as appropriate, is restricted; (ii) for any period during which an emergency exists so that sales of a Fund's investments or the determination of its NAV is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of a Fund's investors.

HOLIDAYS

The NYSE, the Federal Reserve Bank of New York, the NASDAQ, the CME, the CBOT, and other U.S. exchanges are closed on weekends and on the following holidays:
(i) New Year's Day, Martin Luther King Jr.'s Birthday, President's Day, Good Friday, Memorial Day, July Fourth, Labor Day, Columbus Day, Thanksgiving Day, and Christmas Day; and (ii) the preceding Friday if any of these holidays falls on a Saturday, or the subsequent Monday if any of these holidays falls on a Sunday. Although the Trust expects the same holiday schedules to be observed in the future, each of the aforementioned exchanges may modify its holiday schedule at any time.


REDEMPTIONS IN-KIND

The Trust intends to pay your redemption proceeds in cash. However, under unusual conditions that make the payment in cash unwise (and for the protection of the remaining shareholders of the Fund) the Trust reserves the right to pay all, or part, of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in-kind). Although it is highly unlikely that your shares would ever actually be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income and any distributions of net realized capital gains from each of the Funds will be distributed as described in the Trust's Prospectus under "Dividends and Distributions." All such distributions of a Fund normally automatically will be reinvested without charge in additional shares of the same Fund.




REGULATED INVESTMENT COMPANY ("RIC") Status

As a Regulated Investment Company, a Fund would not be subject to Federal income taxes on the net investment income and capital gains that the Fund distributes to the Fund's shareholders. The distribution of net investment income and capital gains will be taxable to Fund shareholders regardless of whether the shareholder elects to receive these distributions in cash or in additional shares. Distributions reported to Fund shareholders as long-term capital gains shall be taxable as such, regardless of how long the shareholder has owned the shares. Fund shareholders will be notified annually by the Fund as to the Federal tax status of all distributions made by the Fund. Distributions may be subject to state and local taxes.

Each of the Funds will seek to qualify for treatment as a RIC under the Code. Provided that a Fund (i) is a RIC and (ii) distributes at least 90% of the Fund's net investment income (including, for this purpose, net realized short-term capital gains), the Fund itself will not be subject to Federal income taxes to the extent the Fund's net investment income and the Fund's net realized long- and short-term capital gains, if any, are distributed to the Fund's shareholders. To avoid an excise tax on its undistributed income, each Fund generally must distribute at least 98% of its taxable ordinary income for the year, at least 98% of the excess of its realized capital gains over its realized capital losses, and 100% of any taxable ordinary income and the excess of realized capital gains over realized capital losses for the prior year that was not distributed during such year and on which the Fund paid no federal income tax. One of several requirements for RIC qualification is that the Fund must receive at least 90% of its gross income each year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, or other income derived with respect to the Fund's investments in stock, securities, and foreign currencies (the "90% Income Test").


In the event of a failure by a Fund to quality as a RIC, the Fund's distributions, to the extent such distributions are derived from the Fund's current or accumulated earnings and profits, would constitute dividends that would be taxable to the shareholders of the fund as ordinary income and would be eligible for the dividends received deduction for corporate shareholders. This treatment would also apply to any portion of the distributions that might have been treated in the shareholder's hands as long-term capital gains, as discussed below, had the Fund qualified as a RIC.


If a Fund were to fail to qualify as a RIC for one or more taxable years, the Fund could then qualify (or requalify) as a RIC for a subsequent taxable year only if the Fund had distributed to the Fund's shareholders a taxable dividend equal to the full amount of any earnings or profits (less the interest charge mentioned below, if applicable) attributable to such period. The Fund might also be required to pay to the U.S. Internal Revenue Service interest on 50% of such accumulated earnings and profits. In addition, pursuant to the Code and an interpretative notice issued by the IRS, if the Fund should fail to qualify as a RIC and should thereafter seek to requalify as a RIC, the Fund may be subject to tax on the excess (if any) of the fair market of the Fund's assets over the Fund's basis in such assets, as of the day immediately before the first taxable year for which the Fund seeks to requalify as a RIC.


If a Fund determines that it will not qualify as a RIC under Subchapter M of the Code, the Fund will establish procedures to reflect the anticipated tax liability in its net asset value.

TRANSACTIONS BY THE FUNDS

If a call option written by a Fund expires, the amount of the premium received by the Fund for the option will be short-term capital gain to the Fund. If such an option is closed by a Fund, any gain or loss realized by the Fund as a result of the closing purchase transaction will be short-term gain or loss. If the holder of a call option exercises the holder's right under the option, any gain or loss realized by the Fund upon the sale of the underlying security pursuant to such exercise will be short-term or long-term capital gain or loss to the Fund depending on the Fund's holding period for the underlying security. The amount of the premium received by the Fund increases the amount realized upon the sale.

With respect to call options purchased by a Fund, the Fund will realize short-term or long-term capital gain or loss if such option is sold and will realize short-term or long-term capital loss if the option is allowed to expire depending on the Fund's holding period for the call option. If such a call option is exercised, the amount paid by the Fund for the option will be added to the basis of the stock or futures contract so acquired.

A Fund has available to it a number of elections under the Code concerning the treatment of option transactions for tax purposes. A Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

Each of the Funds in its operations also will utilize options on stock indexes. Options on "broad based" stock indexes are classified as "nonequity options" under the Code. Gains and losses resulting from the expiration, exercise, or closing of such nonequity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, "blended gain or loss"). In addition, any nonequity option and futures contract held by a Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.


The trading strategies of each of the Funds involving nonequity options on stock indexes may constitute "straddle" transactions. "Straddles" may affect the taxation of such instruments and may cause the postponement of recognition of losses incurred in certain closing transactions. Each of these Funds will also have available to the Fund a number of elections under the Code concerning the treatment of option transactions for tax purposes. Each such Fund will utilize the tax treatment that, in the Fund's judgment, will be most favorable to a majority of investors in the Fund. Taxation of these transactions will vary according to the elections made by the Fund. These tax considerations may have an impact on investment decisions made by the Fund.

A Fund's transactions in options, under some circumstances, could preclude the Fund's qualifying for the special tax treatment available to investment companies meeting the requirements of Subchapter M of the Code. However, it is the intention of each Fund's portfolio management to limit gains from such investments to less than 10% of the gross income of the Fund during any fiscal year in order to maintain this qualification.

BACK-UP WITHHOLDING

Each Fund is required to withhold and remit to the U.S. Treasury 31% of (i) reportable taxable dividends and distributions and (ii) the proceeds of any redemptions of Fund shares with respect to any shareholder who is not exempt from withholding and who fails to furnish the Trust with a correct taxpayer identification number, who fails to report fully dividend or interest income, or who fails to certify to the Trust that the shareholder has provided a correct taxpayer identification number and that the shareholder is not subject to withholding. (An individual's taxpayer identification number is the individual's social security number.) The 31% "back-up withholding tax" is not an additional tax and may be credited against a taxpayer's regular Federal income tax liability.

OTHER ISSUES

Each Fund may be subject to tax or taxes in certain states where the Fund does business. Furthermore, in those states which have income tax laws, the tax treatment of a Fund and of Fund shareholders with respect to distributions by the Fund may differ from Federal tax treatment.

Shareholders are urged to consult their own tax advisors regarding the application of the provisions of tax law described in this Statement of Additional Information in light of the particular tax situations of the shareholders and regarding specific questions as to Federal, state, or local taxes.

OTHER INFORMATION

VOTING RIGHTS

You receive one vote for every full Fund share owned. Each Fund will vote separately on matters relating solely to that Fund. All shares of the Funds are freely transferable.


As a Delaware business trust, the Trust is not required to hold annual Shareholder meetings unless otherwise required by the Investment Company Act of 1940. However, a meeting may be called by Shareholders owning at least 10% of the outstanding shares of the Trust. If a meeting is requested by Shareholders, the Trust will provide appropriate assistance and information to the Shareholders who requested the meeting. Shareholder inquiries can be made by calling 1-800-820-0888 or 301-468-8520, or by writing to the Trust at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

REPORTING

You will receive the Trust's unaudited financial information and audited financial statements. In addition, the Trust will send you proxy statements and other reports. If you are a customer of a financial institution that has purchased shares of a Fund for your account, you may, depending upon the nature of your account, receive all or a portion of this information directly from your financial institution.

SHAREHOLDER INQUIRIES

You may visit the Trust's website at www.rydexfunds.com or call 1-800-820-0888 or 301-468-8520 to obtain information on account statements, procedures, and other related information. Shareholders that do not meet certain account balance requirements described in the prospectus may be charged a processing fee for shareholder inquiries made by means other than through the Trust's website. For more details, please refer to the prospectus section on "Minimum Investments."

COUNSEL

Morgan, Lewis & Bockius LLP, 1800 M Street, N.W., Washington, D.C. 20036, serves as counsel to the Trust.

AUDITORS AND CUSTODIAN

Deloitte & Touche LLP, Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540, are the auditors and the independent certified public accountants of the Trust and each of the Funds. Firstar (the "Custodian"), Star Bank Center, 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Trust and the Funds under a custody agreement between the Trust and the Custodian. Under the custody agreement, the Custodian holds the portfolio securities of each Fund and keeps all necessary related accounts and records.


FINANCIAL STATEMENTS


The Trust's financial statements, including notes thereto, and the report of Deloitte & Touche LLP are included in this SAI.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholder of The Rydex Dynamic Funds:

We have audited the accompanying statements of assets and liabilities of the Titan 500, Tempest 500, Velocity 100, and Venture 100 Funds of the Rydex Dynamic Funds (the "Trust"), as of November 17, 1999. These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amount and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Rydex Dynamic Funds as of November 17, 1999 in conformity with generally accepted accounting principles.



DELOITTE & TOUCHE LLP
Princeton, New Jersey
November 22, 1999

                             RYDEX DYNAMIC FUNDS

NOTES TO FINANCIAL STATEMENTS
NOVEMBER 17, 1999
--------------------------------------------------------------------------------

1.  ORGANIZATION
The Rydex Dynamic Funds (the "Funds") is a non-diversified, open-ended investment company established under the laws of Delaware by Declaration of Trust dated August 6, 1999. The Funds are authorized to issue an unlimited number of shares. The Funds currently consist of the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, and Venture 100 Fund. The Funds have had no operations other than those related to organizational matters and the sale and issuance of initial shares (1,000 each for the Titan 500 Fund and Velocity 100 Fund and 500 each for the Tempest 500 Fund and Venture 100 Fund) to shareholders. All organizational expenses incurred or to be incurred in connection with the organization and initial registration of the Funds were paid by PADCO Advisors, Inc. (the "Advisor"), an affiliated entity. However, the Funds will reimburse PADCO Advisors, Inc. for such costs, subject to an expense reimbursement and recapture agreement between PADCO Advisors, Inc. and the Funds. Organizational expenses of approximately $267,000 have been deferred and will be expensed immediately upon commencement of operations of each Fund.

2.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an investment advisory contract, the Funds pay PADCO Advisors, Inc., an affiliated entity, investment advisory fees calculated at an annualized rate, based on average daily net assets, of one percent (1%) of net assets of each Fund. Certain officers of the Funds are also officers of PADCO Advisors, Inc. See "Management of the Funds" in the Prospectus for additional information concerning the agreement.

PADCO Service Company, Inc., a subsidiary of the investment advisor, provides transfer agent service to the Funds at an annualized rate, based on average daily net assets, of forty-five hundredths of one percent (0.45%) of net assets of each Fund.

The Funds have adopted a Distribution Plan that allows the Funds to pay distribution fees to PADCO Financial Services, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). The Funds will pay distribution fees to the Distributor at an annual rate, based on average daily net assets, of one quarter of one percent (0.25%) of net assets of each Fund, pursuant to Rule 12b-1 of the Investment Company Act of 1940. If a Service Provider provides distribution services, the Distributor will, in turn, pay the Service Provider out of its fees. See "Distribution Plan" in the Prospectus for additional information concerning the agreement.

3.  INCOME TAXES
The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income to its shareholders. Therefore, the Funds do not expect to be subject to federal income or excise taxes.

                             RYDEX DYNAMIC FUNDS

STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------
                                                               NOVEMBER 17, 1999
--------------------------------------------------------------------------------

                                                     Titan 500     Tempest 500    Velocity 100     Venture 100
                                                          Fund            Fund            Fund            Fund
                                                  -------------   -------------   -------------   -------------
ASSETS
   Cash in Custodian Bank.....................          25,000          25,000          25,000          25,000
   Deferred Organization Costs (Note 1).......          66,791          66,791          66,791          66,791
                                                  -------------   -------------   -------------   -------------
         Total Assets.........................          91,791          91,791          91,791          91,791
                                                  -------------   -------------   -------------   -------------

LIABILITIES
   Accrued Organizational Costs (Note 1).......         66,791          66,791          66,791          66,791
                                                  -------------   -------------   -------------   -------------
         Total Liabilities....................          66,791          66,791          66,791          66,791
                                                  -------------   -------------   -------------   -------------

NET ASSETS....................................      $   25,000      $   25,000      $   25,000      $   25,000
                                                  -------------   -------------   -------------   -------------
                                                  -------------   -------------   -------------   -------------

Shares Outstanding............................           1,000             500           1,000             500
                                                  -------------   -------------   -------------   -------------
                                                  -------------   -------------   -------------   -------------

Net Asset Value Per Share.....................      $    25.00      $    50.00      $    25.00      $    50.00
                                                  -------------   -------------   -------------   -------------
                                                  -------------   -------------   -------------   -------------

See Notes to Financial Statements.

                           PART C: OTHER INFORMATION

ITEM 23.      EXHIBITS:

   (a)(1) Certificate of Trust of NewCo Trust is incorporated by reference to Exhibit (a)(1) of the Initial Registration Statement, as filed August 9, 1999.

   (a)(2) Declaration of Trust of NewCo Trust is incorporated by reference to Exhibit (a)(2) of the Initial Registration Statement, as filed August 9, 1999.

   (a)(3) Amended and Restated Certificate of Trust, dated November 23, 1999, is filed herewith.

   (a)(4) Amended and Restated Declaration of Trust, dated November 23, 1999, is filed herewith.

   (b)(1) By-Laws of Registrant are incorporated herein by reference to Exhibit (b) of the Initial Registration Statement, as filed August 9, 1999.

   (b)(2) Amended and Restated By-Laws, dated November 23, 1999, are filed herewith.

   (c)            Not Applicable

   (d) Form of Investment Advisory Agreement between the Registrant and PADCO Advisors, Inc., dated August 1999, is filed herewith.

   (e) Form of Distribution Agreement between the Registrant and PADCO Financial Services, Inc., dated August 1999, is filed herewith.

   (f)            Not Applicable

   (g) Form of Custodian Agreement between the Registrant and Firstar Bank, N.A., dated November 1999, is filed herewith.

   (h)(1) Form of Service Agreement between the Registrant and PADCO Service Company, Inc., dated August 1999, is filed herewith.

   (h)(2) Form of Accounting Services Agreement between the Registrant and PADCO Service Company, Inc., August 1999, is filed herewith.

   (i) Legal Opinion of Morgan, Lewis & Bockius LLP is filed herewith.

   (j) Consent of Independent Accountants Deloitte & Touche LLP is filed herewith.

   (k)            Not Applicable

   (l)            Not Applicable

   (m) Distribution and Shareholder Services Plan, dated August 1999, is filed herewith.

   (n)            Not Applicable

   (o)            Not Applicable

   (p)            Not Applicable

   (q)            Powers of Attorney for Albert P. Viragh, Jr., Carl G.
                  Verboncoeur, Corey A. Colehour, J. Kenneth Dalton, John O. Demaret, Patrick T. McCarville, and Roger Somers are filed herewith.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

The following persons may be deemed to be directly or indirectly controlled by or under the common control with the Registrant, a Delaware business trust:


                                                                                   PERCENTAGE OF VOTING
                                                                                  SECURITIES OWNED AND/OR
                                                                                    CONTROLLED BY THE
                                         STATE OF ORGANIZATION AND                CONTROLLING PERSON OR
                                         RELATIONSHIP (IF ANY) TO                  OTHER BASIS OF COMMON
          COMPANY                             THE REGISTRANT                              CONTROL
--------------------------------------------------------------------------------------------------------------
PADCO Advisors, Inc. (the                a Maryland corporation, a              80% of the voting securities
"Advisor)                                registered investment                  of the Advisor are owned by
                                         adviser, and the Registrant's          Albert P. Viragh, Jr., the
                                         investment adviser                     Chairman of the Board of
                                                                                Directors, the President, and
                                                                                the Treasurer of the Advisor,
                                                                                and 100% of the voting
                                                                                securities are controlled by
                                                                                Albert P. Viragh, Jr.

PADCO Service Company,                   a Maryland corporation, a              100% of the voting securities
Inc. (the "Servicer")                    registered transfer agent,             of the Servicer are owned by
                                         and the Registrant's                   Albert P. Viragh, Jr., the
                                         shareholder and transfer               Chairman of the Board of
                                         agent servicer                         Directors, the President, and
                                                                                the Treasurer of the Servicer

PADCO Financial Services,                a Maryland corporation, a              100% of the voting securities
Inc. (the "Distributor")                 registered broker-dealer, and          of the Distributor are owned
                                         the distributor of the shares          by Albert P. Viragh, Jr., the
                                         of the Registrant                      Chairman of the Board of
                                                                                Directors, the President, and
                                                                                the Treasurer of the
                                                                                Distributor

PADCO Advisors II, Inc.                  a Maryland corporation and             100% of the voting securities
                                         a registered investment                are owned by Albert P.
                                         adviser (PADCO II is not               Viragh, Jr., the Chairman of
                                         otherwise related to the               the Board of Directors, the
                                         Registrant)                            President, and the Treasurer
                                                                                of PADCO II

Rydex Variable Trust                     an open-end investment                 the investment advisers for
                                         company for use by                     the Rydex Variable Trust
                                         insurance variable annuity             and the Registrant are under
                                         products which is organized            the common control of Albert
                                         under the laws of the State            P. Viragh, Jr., the Chairman


                                         iv



                                          of Delaware and is advised            of the Board of Trustees and
                                          by PADCO Advisors II, Inc.            President of the Registrant

Rydex Series Trust                        an open-end investment                the investment adviser for
                                          company which is organized            the Rydex Series Trust is the
                                          under the laws of the State           investment adviser of the
                                          of Delaware and is                    Registrant and is under the
                                          advised by PADCO Advisors,            control of Albert P. Viragh,
                                          Inc.                                  Jr., the Chairman of the Board
                                                                                of Trustees and President of
                                                                                the Registrant


ITEM 25.    INDEMNIFICATION

The Registrant is organized as a Delaware business trust and is operated pursuant to a Declaration of Trust, dated as of August 6, 1999 (the "Declaration of Trust"), that permits the Registrant to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Declaration of Trust of the Registrant provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses of defense in proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

   (a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders which was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties;

   (b) officers and trustees of the Trust are indemnified only for actions taken in good faith which the officers and trustees believed were in or not opposed to the best interests of the Trust; and

   (c) expenses of any suit or proceeding will be paid in advance only if the persons who will benefit by such advance undertake to repay the expenses unless it subsequently is determined that such persons are entitled to indemnification.

The Declaration of Trust of the Registrant provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

Each of the directors of the Trust's investment adviser, PADCO Advisors, Inc. (the "Advisor"), Albert P. Viragh, Jr., the Chairman of the Board of Directors, President, and Treasurer of the Advisor, and Amanda C. Viragh, the Secretary of the Advisors, is an employee of the Advisor at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852. Albert P. Viragh, Jr. also has served (and continues to serve) as: (i) the Chairman of the Board of Trustees and the President of the Trust since the Trust's organization as a Delaware business trust on August 6, 1999; (ii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Service Company, Inc. (the "Servicer"), the Trust's registered transfer agent and shareholder servicer, since the incorporation of the Servicer in the State of Maryland on October 6, 1993; (iii) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Advisors II, Inc. ("PADCO II"), a registered investment adviser, since the incorporation of PADCO II in the State of Maryland on July 5, 1994; and (iv) the Chairman of the Board of Directors, the President, and the Treasurer of PADCO Financial Services, Inc. (the "Distributor"), the distributor of the shares of the Trust, since the incorporation of the Distributor in the State of Maryland on March 21, 1996. Amanda C. Viragh also has served (and continues to serve) as the Secretary of the Advisor, the Servicer, and PADCO II, and also as the Assistant Treasurer of the Servicer.

ITEM 27.    PRINCIPAL UNDERWRITERS

(a) PADCO Financial Services Inc. serves as the principal underwriter for the securities of the Registrant, Rydex Series Trust, a registered investment company advised by PADCO Advisors, Inc., and the Rydex Variable Trust, a registered investment company advised by PADCO Advisors II, Inc., but does not currently serve as the principal underwriter for the securities of any other investment company.

(b) The following information is furnished with respect to the directors and officers of PADCO Financial Services, Inc.:


NAME AND PRINCIPAL           POSITIONS AND OFFICES WITH                  POSITIONS AND OFFICES
BUSINESS ADDRESS*            UNDERWRITER                                 WITH REGISTRANT
------------------           --------------------------                  ---------------------
Albert P. Viragh, Jr.        Chairman of the Board of Directors,         Chairman of the Board
                             President and Treasurer                     of Trustees and President

Amanda C. Viragh             Director                                    None

Carl G. Verboncoeur          Vice President                              Vice President

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

All accounts, books, and records required to be maintained and preserved by
Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 and 31a-2 thereunder, will be kept by the Registrant at 6116 Executive Boulevard, Suite 400, Rockville, Maryland 20852.

ITEM 29.     MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30.     UNDERTAKINGS

None

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 1 to the Registration Statement (File No. 811-09525) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Rockville, State of Maryland on this 22nd day of November, 1999.



                                   NewCo Trust

                                   By: /s/ Albert P. Viragh, Jr.
                                       ----------------------------
                                       Albert P. Viragh, Jr.
                                       President

         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 1 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.


Signature                                  Title                                  Date
---------                                  -----                                  ----
 /s/ Albert P. Viragh, Jr.                 Chairman of the Board of Trustees,     November 22, 1999
---------------------------------------    Principal Executive Officer, and
Albert P. Viragh, Jr.                      President


 /s/ Corey A. Colehour                     Member of the Board of Trustees        November 22, 1999
---------------------------------------
Corey A. Colehour

 /s/ J. Kenneth Dalton                     Member of the Board of Trustees        November 22, 1999
---------------------------------------
J. Kenneth Dalton

 /s/ John O. Demaret                       Member of the Board of Trustees        November 22, 1999
---------------------------------------
John O. Demaret

 /s/ Roger Somers                          Member of the Board of Trustees        November 22, 1999
---------------------------------------
Roger Somers

 /s/ Patrick T. McCarville                 Member of the Board of Trustees        November 22, 1999
---------------------------------------
Patrick T. McCarville

 /s/ Carl G. Verboncoeur                   Vice President and Treasurer           November 22, 1999
-------------------------
Carl G. Verboncoeur

                              EXHIBIT INDEX

NAME                                                               EXHIBIT #
----                                                               ---------

Certificate of Trust of NewCo Trust is incorporated                Ex-99.a(1)
by reference to Exhibit (a)(1) of the Initial
Registration Statement, as filed August 9, 1999.

Declaration of Trust of NewCo Trust is incorporated                Ex-99.a(2)
by reference to Exhibit (a)(2) of the Initial
Registration Statement, as filed August 9, 1999.

AMENDED AND RESTATED CERTIFICATE OF TRUST, DATED                   EX-99.a(3)
NOVEMBER 23, 1999, IS FILED HEREWITH.

AMENDED AND RESTATED DECLARATION OF TRUST, DATED                   EX-99.a(4)
NOVEMBER 23, 1999, IS FILED HEREWITH.

By-Laws of Registrant are incorporated by reference to             Ex-99.b(1)
Exhibit (b) of the Initial Registration Statement, as filed
August 9, 1999.

AMENDED AND RESTATED BY-LAWS, DATED NOVEMBER 23, 1999,             EX-99.b(2)
ARE FILED HEREWITH.

Not Applicable                                                     Ex-99.c

FORM OF INVESTMENT ADVISORY AGREEMENT BETWEEN THE                  EX-99.d
REGISTRANT AND PADCO ADVISORS, INC., DATED AUGUST 1999, IS
FILED HEREWITH.

FORM OF DISTRIBUTION AGREEMENT BETWEEN THE REGISTRANT              EX-99.e
AND PADCO FINANCIAL SERVICES, INC., DATED AUGUST
1999, IS FILED HEREWITH.

Not Applicable                                                     Ex-99.f

FORM OF CUSTODIAN AGREEMENT BETWEEN THE REGISTRANT AND             EX-99.g
FIRSTAR BANK, N.A., DATED NOVEMBER 1999, IS FILED HEREWITH.

FORM OF SERVICE AGREEMENT BETWEEN THE REGISTRANT AND PADCO         EX-99.h(1)
SERVICE COMPANY, INC., DATED AUGUST 1999, IS FILED HEREWITH.

FORM OF ACCOUNTING SERVICES AGREEMENT BETWEEN THE REGISTRANT       EX-99.h(2)
AND PADCO SERVICE COMPANY, INC., DATED AUGUST 1999, IS FILED
HEREWITH.

LEGAL OPINION OF MORGAN, LEWIS & BOCKIUS LLP IS FILED              EX-99.i
HEREWITH.

CONSENT OF INDEPENDENT ACCOUNTANTS DELOITTE & TOUCHE               Ex-99.j
LLP IS FILED HEREWITH.

Not Applicable                                                     Ex-99.k

Not Applicable                                                     Ex-99.l

DISTRIBUTION AND SHAREHOLDER SERVICES PLAN, DATED AUGUST           EX-99.m
1999, IS FILED HEREWITH.

Not Applicable                                                     Ex-99.n

Not Applicable                                                     Ex-99.o

Not Applicable                                                     Ex-99.p

POWERS OF ATTORNEY FOR ALBERT P. VIRAGH, JR., CARL G.              EX-99.q
VERBONCOEUR, COREY A. COLEHOUR, J. KENNETH DALTON, JOHN O.
DEMARET, PATRICK T. MCCARVILLE, AND ROGER SOMERS ARE FILED
HEREWITH.